Securities Act File No. 333-100654

Investment Company Act File No. 811-21237

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 287	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Unified Series Trust

(Exact Name of Registrant as Specified In Charter)

2960 North Meridian Street, Suite 300

Indianapolis, Indiana 46208

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (317) 917-7000

John C. Swhear

Interim President

2960 N. Meridian St., Suite 300

Indianapolis, Indiana 46208

(Name and Address of Agent for Service)

Copies to:

Dee Anne Sjögren, Esq.

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

(314) 552-6295

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Prospectus

October 28, 2013

www.imsfunds.com

IMS Capital Management, Inc.

Registered Investment Advisor since 1988

IMS Capital Value Fund - IMSCX

IMS Strategic Income Fund - IMSIX

IMS Dividend Growth Fund - IMSAX

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

IMS Family of Funds

Prospectus – October 28, 2013

IMS Capital Management, Inc.

8995 S.E. Otty Road

Portland, Oregon 97086

1-(800)-408-8014

SUMMARY SECTION – IMS CAPITAL VALUE FUND

Investment Objective

The investment objective of the IMS Capital Value Fund (the “Value Fund” or the “Fund”) is long-term growth from capital appreciation and, secondarily, income from dividends and interest.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee (as a percentage of the amount redeemed within 90 days of purchase)	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.21%
Distribution (12b-1) Fees	NONE
Other Expenses	0.85%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.08%

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$211	$652	$1,119	$2,410

Portfolio Turnover

The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Expense Example above, affect the Fund’s performance. During the most recent fiscal year, the Value Fund’s portfolio turnover rate was 146.53% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in common stocks of mid-cap and large-cap U.S. companies. With respect to both mid-cap and large-cap stocks, the Fund’s advisor, IMS Capital Management, Inc., employs a selection process designed to produce a diversified portfolio of companies exhibiting both value and positive momentum characteristics. Value characteristics include a historically low stock price, as well as historically low fundamental ratios such as price to earnings, price to sales, price to book value and price to cash flow. Positive momentum characteristics include positive earnings revisions, positive earnings surprises, relative price strength and other developments that may favorably affect a company’s stock price, such as a new product or change in management.

The advisor seeks to reduce risk through diversification and through the ownership of undervalued companies, which may be less volatile than overpriced companies whose fundamentals do not support their valuations. The Fund typically invests in mid-cap securities, which the advisor defines as those with a market capitalization of approximately $2 billion to $11 billion, and in large-cap securities, which the advisor defines as those with a market capitalization of greater than $11 billion. The advisor generally seeks companies that the advisor believes are well-capitalized, globally diversified, and that have the resources to weather negative business conditions successfully.

Most stocks in the Fund’s portfolio fall into one of the advisor’s seven strategic focus areas: healthcare, technology, financial services, communications/entertainment, consumer, consolidating industries and industries that, in the past, have declined less than others during general market declines. The advisor believes that stocks in these focus areas have the potential to produce superior long-term returns. In addition, the advisor carefully diversifies the Fund’s holdings to ensure representation in all ten major broad-based industry sectors as defined by Standard & Poor’s, Inc.

Although the Fund intends to be invested primarily in mid-cap and large-cap stocks as described above, the Fund may also invest in common stocks of any capitalization. The Fund may pursue its investment objective directly or indirectly through investments in other investment companies (including exchange-traded funds (“ETFs”) and open-end and closed-end mutual funds) that invest in the securities described above.

The Fund typically will sell a portfolio company if both of the following occur: (1) a company’s stock price exceeds the advisor’s target sell price and (2) the company demonstrates that it may be losing positive momentum as described above. The Fund also could sell a portfolio company earlier if the adviser believes that the company’s stock price may not reach the advisor’s target sell price due to a material event, such as major industry-wide change, a significant change in the company’s management or direction, the emergence of a better opportunity within the same industry, or if the company becomes involved in a merger or acquisition.

The Value Fund’s primary objective is capital appreciation. The Fund seeks to achieve its secondary objective of income by investing in dividend-paying stocks.

As a result of the advisor’s overall strategy, the Fund engages in active trading of portfolio securities which causes the Fund to experience a high portfolio turnover rate.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

•

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

•

Portfolio Turnover Risk. The Fund’s portfolio turnover may result in increased brokerage and other expenses, higher current realization of capital gains and a potentially higher tax liability. These factors may negatively affect the Fund’s performance.

•

Mid-Cap Risk. Securities of companies with medium market capitalizations are often more volatile and less liquid than investments in larger companies. Mid-cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

•	Large-Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

•

Management Risk. The advisor’s value-oriented approach may fail to produce the intended results. If the advisor’s perception of the value of a company is not realized in the expected time frame, the Fund’s overall performance may suffer.

•

Investment Company Securities Risk. When the Fund invests in other investment companies, including ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Fund invests in ETFs that invest in commodities, the Fund will be subject to the risk that the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

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Performance

The bar chart below shows how the Value Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return (for periods ended December 31)

During the period shown in the bar chart, the highest return for a quarter was 24.34% during the quarter ended June 30, 2003 and the lowest return for a quarter was (27.06)% during the quarter ended September 30, 2011. The Fund’s year to date return as of September 30, 2013 was 20.72%.

Average Annual Total Returns

(for the periods ended December 31, 2012)

	One Year	Five Years	Ten Years
IMS Capital Value Fund
Return Before Taxes	8.34%	(1.51)%	7.33%
Return After Taxes on Distributions	8.34%	(1.92)%	6.74%
Return After Taxes on Distributions and Sale of Fund Shares	5.42%	(1.39)%	6.38%
S&P 500 Index
(reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2012, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (800) 934-5550 or accessed on the advisor’s website at www.imsfunds.com.

Portfolio Management

Investment Advisor – IMS Capital Management, Inc.

Portfolio Manager – Carl W. Marker, Chairman, Chief Investment Officer and primary portfolio manager of the advisor; Portfolio Manager of the Fund since its inception in August 1996.

For important information about buying and selling Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please see “Additional Summary Information” on page 12.

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SUMMARY SECTION – IMS STRATEGIC INCOME FUND

Investment Objective

The investment objective of the IMS Strategic Income Fund (the “Income Fund” or the “Fund”) is current income, and a secondary objective of capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee (as a percentage of the amount redeemed within 90 days of purchase)	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.26%
Distribution (12b-1) Fees	NONE
Other Expenses	0.80%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	2.09%
Fee Waiver/Expense Reimbursement[1,2]	(0.10)%
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)[2]	1.99%

1Effective November 1, 2013, the Fund’s advisor contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.95% of the Fund’s average daily net assets through October 31, 2014, subject to the advisor’s right to recoup payments on a rolling three-year basis so long as the payment would not exceed the 1.95% expense cap. This expense cap may not be terminated prior to October 31, 2014 except by the Board of Trustees.

2 Restated to reflect the impact of the expense cap described above.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the advisor’s agreement to waive fees/reimburse expenses for one year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$202	$645	$1,115	$2,413

Portfolio Turnover

The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Expense Example above, affect the Fund’s performance. During the most recent fiscal year, the Income Fund’s portfolio turnover rate was 389.36% of the average value of its portfolio.

Principal Investment Strategies

The Fund’s advisor, IMS Capital Management, Inc., has the flexibility to invest in a broad range of fixed income and equity securities that produce current income. The advisor allocates the Fund’s assets among different types of securities based on its assessment of potential risks and returns, and the advisor may change the weighting among securities as market conditions change, in an effort to obtain the most attractive combination of current income and, secondarily, capital appreciation.

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In pursuing its investment objectives, the Fund generally invests in corporate bonds, government bonds, dividend-paying common stocks, preferred and convertible preferred stocks, income trusts (including business trusts, oil royalty trusts and real estate investment trusts), money market instruments and cash equivalents. The Fund may also invest in structured products, such as reverse convertible notes, a type of structured note, and in 144A securities that are purchased in private placements and thus are subject to restrictions on resale (either as a matter of contract or under federal securities laws), but only where the advisor has determined that a liquid trading market exists. Under normal circumstances, the Fund will invest at least 80% of its assets in dividend paying or other income producing securities.

The Fund can invest in debt securities of any duration and maturity. The Fund considers investment-grade securities to be those rated BBB- or higher by Standard & Poor’s Corporation (“S&P”) or Baa3 or higher by Moody’s Investor Services, Inc. (“Moody’s”), or if unrated, determined by the Fund’s advisor to be of comparable quality, each at the time of purchase. The Fund may also invest up to 35% (measured at the time of purchase) of its assets in domestic high yield fixed income securities (“junk bonds”) of any duration and maturity. The Fund may invest in distressed securities, including securities that are in default or the issuers of which are in bankruptcy, so long as the Fund’s advisor has determined that the securities are liquid. While the Fund may not purchase illiquid securities, the Fund may continue to hold a security that later becomes illiquid. At times, the Fund’s position in illiquid securities may comprise a significant portion of the portfolio. Illiquid securities are subject to a number of risks which are discussed below. If market quotations for illiquid securities are not readily available, or are deemed unreliable by the Fund’s advisor, the security will be valued at a fair value determined in good faith by the advisor. There is no assurance that the Fund will receive fair valuation upon the sale of a security. The Fund may invest up to 35% (measured at the time of purchase) of its assets in foreign equity and debt securities that pay dividends or interest, including foreign debt securities and foreign sovereign debt of any duration, quality and maturity, as well as securities of issuers located in emerging markets.

The Fund may hold a substantial portion of its assets in high yield bonds rated below investment grade. Because the Fund is strategic and has the ability to invest across multiple bond sectors when it finds opportunities, the Fund could have up to 70% of its assets in high yield bonds. This could only be accomplished if the Fund chose to hold the maximum allowed percentage in U.S. high yield bonds, 35%, and chose to hold the maximum percentage in foreign bonds, 35%, and chose to hold all of that 35% in foreign high yield bonds, without owning any foreign investment grade bonds. These limits are measured at the time of purchase and subsequently could increase as a result of shareholder activity or market fluctuation. In this event, the Fund would not be required to sell portfolio securities.

Subject to the limitations described above, the Fund may pursue its investment objective directly or indirectly through investments in other investment companies (including ETFs, and open-end and closed-end mutual funds) that invest in the securities described above.

As a result of the advisor’s overall strategy, the Fund engages in active trading of portfolio securities which causes the Fund to experience a high portfolio turnover rate.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

•

Fixed Income Securities Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates rise, the value of most income producing instruments decreases to adjust to price the market yields. Interest rate risk is greater for long-term debt securities than for short-term and floating rate securities. It is possible that an issuer of a security will become unable to meet its obligations. This risk is greater for securities that are rated below investment grade or that are unrated.

•

High Yield Securities Risk. The Fund may be subject to greater levels of price volatility as a result of investing in high yield fixed-income securities and unrated securities of similar credit quality (commonly known as junk bonds). The issuers of such bonds have a lower ability to make principal and interest payments, and are thus more likely to default. If this occurs, or is perceived as likely to occur, the values of these securities will generally be more volatile and are likely to fall. A default or expected default could also make it difficult for the Fund to sell the securities at the value the Fund previously placed on them. An economic downturn, a period of rising interest rates or increased price volatility could adversely affect the market for these securities, and reduce the number of buyers should the Fund need to sell these securities (liquidity risk). Should an issuer declare bankruptcy, the Fund could

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also lose its entire investment. When the Fund invests in foreign high yield bonds (including sovereign debt), it will be subject to additional risks not typically associated with investing in U.S. securities. These risks are described below under “Foreign Securities Risk.”

•

Distressed Securities Risk. Investments in distressed securities are speculative and involve substantial risks in addition to the risks of investing in high yield securities. Issuers of distressed securities may be engaged in restructuring or bankruptcy proceedings, or may be in default on the payment of principal or interest. The Fund may incur costs participating in legal proceedings involving the issuer or otherwise protecting its investment. The Fund generally will not receive interest payments on distressed securities, and there is a substantial risk that principal will not be repaid. If the issuer of a distressed security is engaged in restructuring or bankruptcy proceedings, the Fund may lose the entire value of its investment in the distressed security or be required to accept payment of cash or securities with a value far less than the Fund’s original investment. Distressed securities also may have restrictions on resale.

•

Liquidity Risk. Illiquid and/or restricted securities in the Fund’s portfolio may reduce the Fund’s returns because the Fund may be unable to sell such illiquid securities at an advantageous time or when required to do so (such as in response to redemption requests), or may be able to sell them only at less than their market value. Securities particularly sensitive to illiquidity include U.S. and foreign high yield debt obligations and private placement securities.

•

Dividend Strategy Risk. There can be no assurances that the advisor will be able to correctly anticipate the level of dividends that companies will pay in any given timeframe. If the advisor’s expectations as to potential dividends are wrong, the Fund’s performance may be adversely affected. The strategy also will expose the Fund to increased trading costs and potential for short-term capital losses or gains.

•

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investments such as high yield bonds, reverse convertible notes and emerging market securities typically are more volatile, and the Fund may be subject to increased volatility as a result of these investments.

•

Dividend Tax Risk. There can be no assurances that the dividends received by the Fund from its investments will consist of tax-advantaged qualifying dividends eligible for either the dividends-received deduction for corporate Fund shareholders that are otherwise eligible for such deduction or for treatment as qualified dividends eligible for long-term capital gain rates in respect of noncorporate Fund shareholders. Furthermore, there is no guarantee that dividends received by the Fund will continue to receive favorable tax treatment in future years.

•

Foreign Securities Risk. Investments in foreign securities may be affected by currency controls and exchange rates; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.

•	Management Risk. The strategy used by the advisor may fail to produce the intended results, and you could lose money.

•

Portfolio Turnover Risk. The Fund’s portfolio turnover rate is higher than other income funds. A higher portfolio turnover results in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

•

Preferred Stock Risk. Preferred stocks rated in the lowest categories of investment grade have speculative characteristics. Preferred stock generally is subject to risks associated with fixed income securities, including credit risk and sensitivity to interest rates. Changes in economic conditions or other circumstances that have a negative impact on the issuer may lead to a weakened capacity to pay the preferred stock obligations. Preferred stock issuers, under certain conditions, may skip or defer dividend payments for long periods of time. As with common stock, preferred stock is subordinated to bonds and other debt instruments in any issuer’s capital structure in terms of priority to corporate income and liquidation payments, and therefore is subject to greater credit risk than those debt instruments.

•

REIT Risk. To the extent that the Fund invests in companies that invest in real estate, such as REITs, the Fund may be subject to risk associated with the real estate market as a whole, such as taxation, regulations, and

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economic and political factors that negatively impact the real estate market, and with direct ownership of real estate, such as a decrease in real estate values, overbuilding, environmental liabilities and increases in operating costs, interest rates and/or property taxes.

•

Investment Company Securities Risk. When the Fund invests in other investment companies, including ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Fund invests in ETFs that invest in commodities, the Fund will be subject to the risk that the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

•

Structured Notes Risk. Structured notes, such as reverse convertible notes, are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer.

•

Income Trust Risk. Investments in income trusts are subject to various risks related to the underlying operating companies controlled by such trusts, including dependence upon specialized management skills and the risk that such management may lack or have limited operating histories. When the Fund invests in oil royalty trusts, its return on the investment will be highly dependent on oil and gas prices, which can be highly volatile. Moreover, oil royalty trusts are subject to the risk that the underlying oil and gas reserves attributable to the royalty trust may be depleted. As a group, business trusts typically invest in a broad range of industries and therefore the related risks will vary depending on the underlying industry represented in the business trust’s portfolio.

Performance

The bar chart below shows how the Income Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return (for periods ended December 31)

During the period shown in the bar chart, the highest return for a quarter was 19.69% during the quarter ended September 30, 2009 and the lowest return for a quarter was (25.03)% during the quarter ended December 31, 2008. The Fund’s year to date return as of September 30, 2013 was 6.41%.

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Average Annual Total Returns

(for the periods ended December 31, 2012)

	One Year	Five Years	Ten Years
IMS Strategic Income Fund
Return Before Taxes	15.45%	0.03%	3.77%
Return After Taxes on Distributions	11.78%	(2.91)%	1.25%
Return After Taxes on Distributions and Sale of Fund Shares	10.04%	(1.64)%	2.00%
Barclay’s U.S. Aggregate Bond Index
(reflects no deduction for fees, expenses, or taxes)	4.22%	5.95%	5.18%

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2012, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (800) 934-5550 or accessed on the advisor’s website at www.imsfunds.com.

Portfolio Management

Investment Advisor – IMS Capital Management, Inc.

Portfolio Manager – Carl W. Marker, Chairman, Chief Investment Officer and primary portfolio manager of the advisor; Portfolio Manager of the Fund since its inception in November 2002.

For important information about buying and selling Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please see “Additional Summary Information” on page 12.

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SUMMARY SECTION – IMS DIVIDEND GROWTH FUND

Investment Objective

The investment objective of the IMS Dividend Growth Fund (the “Growth Fund” or the “Fund”) is long-term growth from capital appreciation and dividends.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee (as a percentage of the amount redeemed within 90 days of purchase)	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.26%
Distribution (12b-1) Fees	NONE
Other Expenses	1.17%
Total Annual Fund Operating Expenses	2.43%
Fee Waiver/Expense Reimbursement[1]	(0.46%	)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	1.97%

1The Fund’s advisor contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.95% of the Fund’s average daily net assets through October 31, 2014, subject to the advisor’s right to recoup payments on a rolling three-year basis so long as the payment would not exceed the 1.95% expense cap. This expense cap may not be terminated prior to October 31, 2014 except by the Board of Trustees.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the adviser’s agreement to waive fees and/or reimburse expenses for one year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$200	$714	$1,254	$2,731

Portfolio Turnover

The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Expense Example above, affect the Fund’s performance. During the most recent fiscal year, the Growth Fund’s portfolio turnover rate was 97.55% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of dividend–paying common stocks. The Fund’s advisor, IMS Capital Management, employs a selection process designed to include small-, mid- and large-cap companies with dividend yields and dividend growth rates that exceed the average of the S&P 500 Index. The Fund may invest in both growth and value stocks, as well as international dividend-paying stocks and real estate investment trusts (“REITs”). The Fund’s assets are typically allocated among several equity asset classes, investment styles and market capitalizations based on the advisor’s assessment of the relative opportunities and risks related with each category.

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In selecting the Fund’s investments, the advisor employs a combination of fundamental, technical and macro market research to identify companies that the advisor believes have the ability to maintain or increase their dividend payments, because of their significant cash flow production. Individual securities are selected based on the advisor’s assessment of capital appreciation potential and expected dividend payments.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies that pay regular dividends. Payments by REITs will be counted as dividends for this purpose even if such payments do not qualify as dividends for federal income tax purposes. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible preferred stocks, and equity REITs, which typically will trade on a U.S. national securities exchange. The Fund may also invest up to 40% (measured at the time of purchase) of its assets in foreign equity securities, including securities of companies located in emerging markets.

The Fund may invest up to 20% of its assets in securities other than dividend-paying common stocks, such as common stock of any market capitalization, corporate bonds, money market mutual funds or investment grade, short-term money market instruments, including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents.

Subject to the limitations described above, the Fund may pursue its investment objective directly or indirectly through investments in other investment companies (including ETFs, and open-end and closed-end mutual funds) that invest in the securities described above.

As a result of the advisor’s overall strategy, the Fund engages in active trading of portfolio securities which causes the Fund to experience a high portfolio turnover rate.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

•

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

•

Small- and Mid-Cap Risk. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies. Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

•

Foreign Securities Risk. Investments in foreign securities may be affected by currency controls and exchange rates; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.

•	Management Risk. The strategy used by the advisor may fail to produce the intended results, and you could lose money.

•

Portfolio Turnover Risk. The Fund’s portfolio turnover may result in increased brokerage and other expenses, higher current realization of capital gains and a potentially higher tax liability. These factors may negatively affect the Fund’s performance.

•

Fixed Income Securities Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates rise, the value of most income producing instruments decreases to adjust to price the market yields. Interest rate risk is greater for long-term debt securities than for short-term and floating rate securities.

•

Investment Company Securities Risk. When the Fund invests in other investment companies, including ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment

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company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Fund invests in ETFs that invest in commodities, the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

•

REIT Risk. To the extent that the Fund invests in companies that invest in real estate, such as REITs, the Fund may be subject to risk associated with the real estate market as a whole, such as taxation, regulations, and economic and political factors that negatively impact the real estate market, and with direct ownership of real estate, such as a decrease in real estate values, overbuilding, environmental liabilities and increases in operating costs, interest rates and/or property taxes.

Performance

The bar chart below shows how the Growth Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return (for periods ended December 31)

During the period shown in the bar chart, the highest return for a quarter was 16.43% during the quarter ended June 30, 2003 and the lowest return for a quarter was (19.91)% during the quarter ended December 31, 2008. The Fund’s year to date return as of September 30, 2013 was 15.00%.

Average Annual Total Returns

(for the periods ended December 31, 2012)

	One Year	Five Years	Ten Years
IMS Dividend Growth Fund
Return Before Taxes	11.65%	(0.11)%	4.41%
Return After Taxes on Distributions	11.08%	(0.70)%	3.75%
Return After Taxes on Distributions and Sale of Fund Shares	8.31%	(0.26)%	3.68%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%

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After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2012 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (800) 934-5550 or accessed on the advisor’s website at www.imsfunds.com.

Portfolio Management

Investment Advisor – IMS Capital Management, Inc.

Portfolio Manager – Carl W. Marker, Chairman, Chief Investment Officer and primary portfolio manager of the advisor; Portfolio Manager of the Fund since its inception in November 2002.

For important information about buying and selling Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please see “Additional Summary Information” below.

ADDITIONAL SUMMARY INFORMATION

Purchase and Sale of Fund Shares

Minimum Initial Investment	To Place Buy or Sell Orders
$5,000 for regular accounts	By Mail: IMS Funds
$2,000 for Coverdell Savings Accounts	c/o: Huntington Asset Services, Inc.
and UGMAs	P.O. Box 6110
Indianapolis, IN 46206
Minimum Additional Investment
$100 for all account types	By Phone: (800) 934-5550

You may sell or redeem shares through your dealer or financial advisor. Please contact your financial intermediary directly to find out if additional requirements apply.

Tax Information

Each Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund’s shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE IMS CAPITAL VALUE FUND’S PRINCIPAL STRATEGIES AND RELATED RISKS

Principal Investment Strategies of the Value Fund

The Fund invests primarily in common stocks of mid-cap and large-cap U.S. companies. With respect to both mid-cap and large-cap stocks, the Fund’s advisor, IMS Capital Management, Inc., employs a selection process designed to produce a diversified portfolio of companies exhibiting both value and positive momentum characteristics. Value characteristics include a historically low stock price, as well as historically low fundamental ratios such as price to earnings, price to sales, price to book value and price to cash flow. Positive momentum characteristics include positive earnings revisions, positive earnings surprises, relative price strength and other developments that may favorably affect a company’s stock price, such as a new product or change in management. The advisor selects stocks based on value characteristics; however, the Fund will not invest in an undervalued stock until it also exhibits positive momentum characteristics.

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The advisor seeks to reduce risk through diversification and through the ownership of undervalued companies, which may be less volatile than overpriced companies whose fundamentals do not support their valuations. Companies selected generally will have a total market capitalization at the time of purchase from $2 billion up to $11 billion, which the advisor considers to be “mid-cap” companies, or greater than $11 billion, which the advisor considers to be “large-cap” companies. The Fund may continue to hold a security even after it falls below these capitalization levels. The advisor generally seeks companies that the advisor believes are well-capitalized, globally diversified, and that have the resources to weather negative business conditions successfully. The advisor believes mid-cap companies have the potential to deliver the best characteristics of both small and large companies – the flexible, innovative, high-growth aspects of small companies and the proven management, products, liquidity and global diversification of large companies.

Most stocks in the Fund’s portfolio fall into one of the advisor’s seven strategic focus areas: healthcare, technology, financial services, communications/entertainment, consumer, consolidating industries and historically defensive industries. The advisor believes that stocks in these focus areas have the potential to produce superior long-term returns. In addition, the advisor carefully diversifies the Fund’s holdings to ensure representation in all ten major broad-based industry sectors as defined by Standard & Poor’s, Inc.

The advisor employs a patient approach to the stock selection process, believing that most traditional value managers tend to purchase companies too early. The advisor believes that after a stock experiences a significant decline, it will tend to underperform the market during what the advisor terms its “seasoning” period, usually at least 18 months. Once an undervalued company has been researched, deemed attractive, and has seasoned, the advisor further delays the purchase until the company develops several positive momentum characteristics as described above.

The Fund may borrow money from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund. The Fund does not intend to borrow in excess of 5% of its total assets at the time of borrowing. The Fund may borrow to purchase securities, and it may borrow to prevent the Fund from selling a portfolio security at a disadvantageous time in order to meet shareholder redemptions.

Although the Fund intends to be invested primarily in mid-cap and large-cap stocks as described above, the Fund may also invest in common stock of any capitalization. The Fund may pursue its investment objective directly or indirectly through investments in other investment companies (including ETFs and open-end and closed-end mutual funds) that invest in the securities described above. The Fund typically will sell a security if both of the following occur: (1) the company’s stock price exceeds the advisor’s target sell price and (2) the company demonstrates that it may be losing positive momentum. A variety of conditions could result in the sale of a company before it has reached the advisor’s target sell price. Some examples include a major industry-wide change, a significant change in the company’s management or direction, the emergence of a better opportunity within the same industry, or if the company becomes involved in a merger or acquisition.

As a result of the advisor’s overall strategy, the Fund engages in active trading of portfolio securities which causes the Fund to experience a high portfolio turnover rate.

Principal Risks of Investing in the Value Fund

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Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

•

Mid-Cap Risk. Stocks of mid-cap companies are generally considered more risky than stocks of larger capitalization companies. Mid-cap companies typically have greater earnings fluctuations and greater reliance on a few key customers than larger companies. Many of these companies may be young with a limited track record. Their securities may trade less frequently and in more limited volume than those of larger companies. This may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Mid-cap companies may also have limited markets, product lines or financial resources and may lack management experience. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.

•	Large-Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

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•

Management Risk. The advisor’s value-oriented approach may fail to produce the intended results. If the advisor’s perception of the value of a company is not realized in the expected time frame, the Fund’s overall performance may suffer.

•

Investment Company Securities Risk. When the Fund invests in an underlying mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value, an active market may not develop, it may employ a strategy that utilizes high leverage ratios, and trading of its shares may be halted under certain circumstances. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Fund invests in ETFs that invest in commodities, which are real assets such as oil, agriculture, livestock, industrial metals, and precious metals such as gold or silver, the Fund will be subject to additional risks. The values of commodity-based ETFs are highly dependent on the prices of the related commodity and the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

•

Borrowing and Leverage Risk. Borrowing magnifies the potential for gain or loss by the Fund and, therefore, increases the possibility of fluctuation in the Fund’s net asset value. This is the speculative factor known as leverage. Because the Fund’s investments will fluctuate in value, while the interest on borrowed amounts may be fixed, the Fund’s net asset value may tend to increase more as the value of its investments increases, or to decrease more as the value of its investments decreases, during times of borrowing. Unless profits on investments acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will decrease the Fund’s investment performance.

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Portfolio Turnover Risk. The Fund may, at times, have a portfolio turnover rate that is higher than other equity funds. A higher portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Is the Fund right for you?

The Fund may be a suitable investment for:

•	Long-term investors seeking a fund with a value investment strategy.

•	Long-term investors seeking growth from capital appreciation, dividends and interest.

•	Investors willing to accept price fluctuations in their investment.

•	Investors who can tolerate the risks associated with mid-cap stocks.

ADDITIONAL INFORMATION ABOUT THE IMS STRATEGIC INCOME FUND’S PRINCIPAL STRATEGIES AND RELATED RISKS

Principal Investment Strategies of the Income Fund

The Fund’s advisor, IMS Capital Management, Inc., has the flexibility to invest in a broad range of fixed income and equity securities that produce current income. The advisor allocates the Fund’s assets among different types of securities based on its assessment of potential risks and returns, and the advisor may change the weighting among securities as market conditions change, in an effort to obtain the most attractive combination of current income and, secondarily, capital appreciation.

In pursuing its investment objectives, the Fund generally invests in corporate bonds, government bonds, dividend-paying common stocks, preferred and convertible preferred stocks, income trusts (including business trusts, oil royalty trusts and real estate investment trusts), money market instruments and cash equivalents. The Fund may also invest in structured products, such as reverse convertible notes. Reverse convertible notes are short-term notes that are linked to

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individual equity securities or indexes, and typically make a single coupon payment at maturity. The holder of the reverse convertible notes generally has the right to receive at maturity either a fixed cash payment or a fixed number of shares of common stock, depending on the price history of the underlying common stock. The Fund may invest in securities that are purchased in private placements, and are thus subject to restrictions on resale (either as a matter of contract or under federal securities laws). Under normal circumstances, the Fund will invest at least 80% of its assets in dividend paying or other income producing securities.

In order to maximize the level of dividend income that the Fund receives from common stocks, the advisor may buy stocks based on their scheduled dividend payment date, often purchasing a common stock close to the expected dividend announcement. Following payment of a dividend, the period of time after which the stock is sold will vary depending upon the advisor’s perception of the stock’s capital appreciation potential. The advisor believes that receiving dividends from a number of issuers during a short time period could augment the Fund’s total dividend income.

The Fund can invest in debt securities of any duration and maturity. The Fund considers investment-grade securities to be those rated BBB- or higher by Standard & Poor’s Corporation (“S&P”) or Baa3 or higher by Moody’s Investor Services, Inc. (“Moody’s”), or if unrated, determined by the Fund’s advisor to be of comparable quality, each at the time of purchase. The Fund may also invest up to 35% (measured at the time of purchase) of its assets in domestic high yield fixed income securities (“junk bonds”) of any duration and maturity. The Fund may invest in distressed securities, including securities that are in default or the issuers of which are in bankruptcy, so long as the Fund’s advisor has determined that the securities are liquid. While the Fund may not purchase illiquid securities, the Fund may continue to hold a security that later becomes illiquid. At times, the Fund’s position in illiquid securities may comprise a significant portion of the portfolio. Illiquid securities are subject to a number of risks which are discussed below. If market quotations for illiquid securities are not readily available, or are deemed unreliable by the Fund’s advisor, the security will be valued at a fair value determined in good faith by the advisor. The Fund may invest up to 35% (measured at the time of purchase) of its assets in foreign fixed income and equity securities, including foreign debt securities and foreign sovereign debt of any duration, quality and maturity, as well as securities of issuers located in emerging markets.

The Fund’s advisor seeks to invest in debt securities it expects will have a high yield to maturity or dividend yield relative to potential price volatility, such as securities of an issuer which the adviser believes have a stable or improving financial condition with a higher than average yield for its asset class, or securities that the adviser expects will continue to pay dividends and increase in price.

The Fund may hold a substantial portion of its assets in high yield bonds rated below investment grade. Because the Fund is strategic and has the ability to invest across multiple bond sectors when it finds opportunities, the Fund could have up to 70% of its assets in high yield bonds. This could only be accomplished if the Fund chose to hold the maximum allowed percentage in U.S. high yield bonds, 35%, and chose to hold the maximum percentage in foreign bonds, 35%, and chose to hold all of that 35% in foreign high yield bonds, without owning any foreign investment grade bonds. These limits are measured at the time of purchase and subsequently could increase as a result of shareholder activity or market fluctuation. In this event, the Fund would not be required to sell portfolio securities.

The Fund typically will sell a portfolio security if any of the following occur: (1) the security price exceeds the advisor’s target sell price; (2) market conditions or the issuer’s financial condition threaten the security’s price or coupon/dividend payment; or (3) the Fund’s adviser identifies a security it deems more attractive or better suited to achieving the Fund’s investment objective.

The Fund may borrow money from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund. The Fund does not intend to borrow in excess of 5% of its total assets at the time of borrowing. The Fund may borrow to purchase securities, and it may borrow to prevent the Fund from selling a portfolio security at a disadvantageous time in order to meet shareholder redemptions.

Due to the nature of some of its investments, the Fund may be more volatile than other income funds, the effects of which are described below under “Market Risk” and “Liquidity Risk”. Subject to the limitations described above, the Fund may pursue its investment objective directly or indirectly through investments in other investment companies (including ETFs, and open-end and closed-end mutual funds) that invest in the securities described above. The Fund may also use exchange-traded put and call options on individual securities or market indices to hedge interest rate risk. For example, if the advisor expects interest rates to rise, the Fund may seek to hedge interest rate risk by purchasing an exchange-traded put option on a 10-year U.S. Treasury futures contract. Fund assets invested in options (including premiums paid and any assets that are required to be segregated to cover the Fund’s potential obligations under the options contracts) are not expected to exceed 5% of the Fund’s net assets (measured at the time of entering into the option contract).

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As a result of the advisor’s overall strategy, the Fund engages in active trading of portfolio securities which causes the Fund to experience a high portfolio turnover rate.

Principal Risks of Investing in the Income Fund

•

Fixed Income Securities Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates rise, the value of most income producing instruments decreases to adjust to price the market yields. Interest rate risk is greater for long-term debt securities than for short-term and floating rate securities. The Fund is subject to credit risk, which is the possibility that an issuer of a security will become unable to meet its obligations. This risk is greater for securities that are rated below investment grade or that are unrated.

•

High Yield Securities Risk. The Fund may be subject to greater levels of price volatility as a result of investing in high yield fixed income securities and unrated securities of similar credit quality (commonly known as junk bonds) than funds that do not invest in such securities. Such bonds are rated below BBB-/Baa3 because of the greater possibility that the issuer will fail to make principal and interest payments, and thus default. If this occurs, or is perceived as likely to occur, the values of these securities will generally be more volatile and are likely to fall. A default or expected default could also make it difficult for the Fund to sell the securities at the value the Fund previously placed on them. As a result, high yield securities are considered predominately speculative. An economic downturn, a period of rising interest rates or increased price volatility could adversely affect the market for these securities, and reduce the number of buyers should the Fund need to sell these securities (liquidity risk). Should an issuer declare bankruptcy, there may be potential for partial recovery of the value of the bonds, but the Fund could also lose its entire investment. When the Fund invests in foreign high yield bonds (including sovereign debt), it will be subject to additional risks not typically associated with investing in U.S. securities. These risks are described below under “Foreign Securities Risk.”

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Distressed Securities Risk. Investments in distressed securities are speculative and involve substantial risks in addition to the risks of investing in high yield securities. Issuers of distressed securities may be engaged in restructuring or bankruptcy proceedings, or may be in default on the payment of principal or interest. The Fund may incur costs participating in legal proceedings involving the issuer or otherwise protecting its investment. The Fund generally will not receive interest payments on distressed securities, and there is a substantial risk that principal will not be repaid. If the issuer of a distressed security is engaged in restructuring or bankruptcy proceedings, the Fund may lose the entire value of its investment in the distressed security or be required to accept payment of cash or securities with a value far less than the Fund’s original investment. Distressed securities also may have restrictions on resale.

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Liquidity Risk. Illiquid and/or restricted securities in the Fund’s portfolio may reduce the Fund’s returns because the Fund may be unable to sell such illiquid securities at an advantageous time or price. If the Fund is unable to sell its illiquid securities when deemed desirable, it may incur losses and may be restricted in its ability to take advantage of other market opportunities. In addition, illiquid securities may be more difficult to value, and usually require the advisor’s judgment in the valuation process. The advisor’s judgment as to the fair value of a security may be wrong, and there is no guarantee that the Fund will realize the entire fair value assigned to the security upon a sale. Securities particularly sensitive to illiquidity include U.S. and foreign high yield debt obligations and private placement securities.

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Dividend Strategy Risk. The Fund’s dividend capture strategy enables the advisor to identify and exploit opportunities that the advisor believes may lead to high current dividend income for the Fund. There can be no assurances that the advisor will be able to correctly anticipate the level of dividends that companies will pay in any given timeframe. If the advisor’s expectations as to potential dividends are wrong, the Fund’s performance may be adversely affected. In addition, the dividend policies of the Fund’s target companies are heavily influenced by the current economic climate and the favorable federal tax treatment afforded to dividends. Any change in the favorable provisions of the federal tax laws may limit the ability of the Fund to take advantage of further income enhancing strategies utilizing dividend paying securities. The use of dividend capture strategies also will expose the Fund to increased trading costs and potential for short-term capital losses or gains, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

•

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investments such as high yield bonds, reverse

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convertible notes and emerging market securities typically are more volatile, and the Fund may be subject to increased volatility as a result of these investments.

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Dividend Tax Risk. There can be no assurances that the dividends received by the Fund from its investments will consist of tax-advantaged qualifying dividends eligible either for the dividends-received deduction for corporate Fund shareholders that are otherwise eligible for such deduction or for treatment as qualified dividends eligible for long-term capital gain rates in respect of noncorporate Fund shareholders. To receive dividends-received or qualifying dividend income tax treatment, the Fund must meet holding period and other requirements with respect to the security, and Fund shareholders must meet holding period and other requirements with respect to their Fund’s shares. Furthermore, there is no guarantee that dividends received by the Fund will continue to receive favorable tax treatment in future years.

•

Income Trust Risk. Investments in income trusts are subject to various risks related to the underlying operating companies controlled by such trusts, including dependence upon specialized management skills and the risk that such management may lack or have limited operating histories. To the extent the Fund invests in income trusts that invest in real estate, it may be subject to risk associated with the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and with direct ownership of real estate, such as a decrease in real estate values, overbuilding, environmental liabilities and increases in operating costs, interest rates and or property taxes. When the Fund invests in oil royalty trusts, its return on the investment will be highly dependent on oil and gas prices, which can be highly volatile. Moreover, oil royalty trusts are subject to the risk that the underlying oil and gas reserves attributable to the royalty trust may be depleted. As a group, business trusts typically invest in a broad range of industries and therefore the related risks will vary depending on the underlying industry represented in the business trust’s portfolio.

•

Foreign Securities Risk. When the Fund invests in foreign securities (including sovereign debt), it will be subject to additional risks not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. In addition, the value of securities denominated in foreign currency can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country. Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore limited. Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations are of considerable significance. When the Fund invests in securities of issuers located in foreign emerging markets, it will be subject to additional risks that may be different from, or greater than, risks of investing in securities of issuers based in foreign, developed countries. These risks include illiquidity, significant price volatility, restrictions on foreign investment or repatriation, possible nationalization of investment income and capital, currency declines, and inflation (including rapid fluctuations in inflation rates).

•	Management Risk. The strategy used by the advisor may fail to produce the intended results, and you could lose money.

•

Portfolio Turnover Risk. The Fund has a portfolio turnover rate that is higher than other income funds. A higher portfolio turnover results in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

•

Preferred Stock Risk. Preferred stocks rated in the lowest categories of investment grade have speculative characteristics. Preferred stock generally is subject to risks associated with fixed income securities, including credit risk and sensitivity to interest rates. Changes in economic conditions or other circumstances that have a negative impact on the issuer may lead to a weakened capacity to pay the preferred stock obligations. Preferred stock may be subject to a number of other risks, including that the issuer, under certain conditions, may skip or defer dividend payments for long periods of time. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes while it is not receiving any income. In addition, holders of preferred stock typically do not have any voting rights, except in cases when dividends are in arrears beyond stated time periods. As with common stock, preferred stock is subordinated to bonds and other debt instruments in any issuer’s capital structure in terms of priority to corporate income and liquidation payments, and therefore is subject to greater credit risk than those debt instruments.

•

REIT Risk. To the extent that the Fund invests in companies that invest in real estate, such as REITs, the Fund may be subject to risk associated with the real estate market as a whole, such as taxation, regulations, and

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economic and political factors that negatively impact the real estate market, and with direct ownership of real estate, such as a decrease in real estate values, overbuilding, environmental liabilities and increases in operating costs, interest rates and/or property taxes.

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Investment Company Securities Risk. When the Fund invests in an underlying mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value, an active market may not develop, it may employ a strategy that utilizes high leverage ratios, and trading of its shares may be halted under certain circumstances. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Fund invests in ETFs that invest in commodities, which are real assets such as oil, agriculture, livestock, industrial metals, and precious metals such as gold or silver, the Fund will be subject to additional risks. The values of commodity-based ETFs are highly dependent on the prices of the related commodity and the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

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Structured Notes Risk. Structured notes, such as reverse convertible notes, are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer. It is impossible to predict whether the referenced factor (such as an index or interest rate) or prices of the underlying securities will rise or fall. The actual trading prices of structured notes may be significantly different from the principal amount of the notes. If the Fund sells the structured notes prior to maturity, it may lose some of its principal. At final maturity, structured notes may be redeemed in cash or in kind, which is at the discretion of the issuer. If the notes are redeemed in kind, the Fund would receive shares of stock at a depressed price. In the case of a decrease in the value of the underlying asset, the Fund would receive shares at a value less than the original amount invested; while an increase in the value of an underlying asset will not increase the return on the note.

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Borrowing and Leverage Risk. Borrowing magnifies the potential for gain or loss by the Fund and, therefore, increases the possibility of fluctuation in the Fund’s net asset value. This is the speculative factor known as leverage. Because the Fund’s investments will fluctuate in value, while the interest on borrowed amounts may be fixed, the Fund’s net asset value may tend to increase more as the value of its investments increases, or to decrease more as the value of its investments decreases, during times of borrowing. Unless profits on investments acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will decrease the Fund’s investment performance.

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Options Risks. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The variable degree of correlation between price movements of options contracts and the related portfolio position creates the possibility that losses on the hedging instrument may be greater than gains in the value of the position. In addition, options markets may not be liquid in all circumstances. Although the use of options transactions for hedging may minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Losses resulting from the use of options transactions would reduce the Fund’s net asset value, and possibly income, and such losses can be greater than if the options transactions had not been used.

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Is the Fund right for you?

The Fund may be a suitable investment for:

•	Investors seeking a fund with current income.

•	Investors seeking a fund with the flexibility to invest in both stocks and bonds for income.

•	Investors seeking a fund offering the option of monthly dividends paid in cash.

•	Investors willing to tolerate higher volatility than is associated with most income funds.

ADDITIONAL INFORMATION ABOUT THE IMS DIVIDEND GROWTH FUND’S PRINCIPAL STRATEGIES AND RELATED RISKS

Principal Investment Strategies of the Dividend Growth Fund

The Fund invests primarily in a diversified portfolio of dividend–paying common stocks. The Fund’s advisor, IMS Capital Management, employs a selection process designed to include small-, mid- and large-cap companies with dividend yields and dividend growth rates that exceed the average of the S & P 500 Index. The Fund may invest in both growth and value stocks, as well as international dividend-paying stocks and real estate investment trusts (“REITs”). The Fund’s assets are typically allocated among several equity asset classes, investment styles and market capitalizations based on the advisor’s assessment of the relative opportunities and risks related with each category.

In selecting the Fund’s investments, the advisor employs a combination of fundamental, technical and macro market research to identify companies that the advisor believes have the ability to maintain or increase their dividend payments, because of their significant cash flow production. Individual securities are selected based on the advisor’s assessment of capital appreciation potential and expected dividend payments.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies that pay regular dividends. Payments by REITs will be counted as dividends for this purpose even if such payments do not qualify as dividends for federal income tax purposes. This investment policy may not be changed without at least 60 days prior written notice to shareholders. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible preferred stocks, and equity REITs, which typically will trade on a U.S. national securities exchange. The Fund may also invest up to 40% (measured at the time of purchase) of its assets in foreign equity securities, including securities of companies located in emerging markets. The Fund does not intend to purchase illiquid securities; however, the Fund may continue to hold securities that later become illiquid.

The Fund may invest up to 20% of its assets in securities other than dividend-paying common stocks, such as common stock of any market capitalization, corporate bonds, money market mutual funds or investment grade, short-term money market instruments, including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents.

The Fund may borrow money from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund. The Fund does not intend to borrow in excess of 5% of its total assets at the time of borrowing. The Fund may borrow to purchase securities, and it may borrow to prevent the Fund from selling a portfolio security at a disadvantageous time in order to meet shareholder redemptions.

Subject to the limitations described above, the Fund may pursue its investment objective directly or indirectly through investments in other investment companies (including ETFs, and open-end and closed-end mutual funds) that invest in the securities described above.

As a result of the advisor’s overall strategy, the Fund engages in active trading of portfolio securities which causes the Fund to experience a high portfolio turnover rate.

Principal Risks of Investing in the Dividend Growth Fund

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Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

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Small- and Mid-Cap Risk. Stocks of small- and mid-cap companies are generally considered more risky than stocks of larger capitalization companies. Small- and mid-cap companies typically have greater earnings fluctuations and greater reliance on a few key customers than larger companies. Many of these companies may be young with a limited track record. Their securities may trade less frequently and in more limited volume than those of larger companies. This may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Small- and mid-cap companies may also have limited markets, product lines or financial resources and may lack management experience. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.

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Foreign Securities Risk. When the Fund invests in foreign securities, it will be subject to additional risks not typically associated with investing in U.S. government securities and securities of domestic companies. In addition to credit and market risk, investments in foreign securities involve sovereign risk, which includes fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. There may be less publicly available information about a foreign issuer than a domestic one, and there is generally less governmental supervision and regulation of exchanges, brokers and issuers than there is in the United States. The Fund might have greater difficulty taking appropriate legal action in foreign courts. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs of investing in foreign securities markets are generally higher than in the United States. Dividend and interest income from foreign securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Fund or the investor. In addition, the value of securities denominated in foreign currencies can change when such currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country. The risks of foreign investments are typically higher in less developed countries, which may also be referred to as emerging markets. These less developed countries may be more susceptible to political and economic instability, and more likely to experience currency devaluation or high levels of inflation or deflation.

•	Management Risk. The strategy used by the advisor may fail to produce the intended results, and you could lose money.

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Portfolio Turnover Risk. The Fund may, at times, have a portfolio turnover rate that is higher than other equity funds. A higher portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

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Liquidity Risk. Illiquid and/or restricted securities in the Fund’s portfolio may reduce the Fund’s returns because the Fund may be unable to sell such illiquid securities at an advantageous time or price. If the Fund is unable to sell its illiquid securities when deemed desirable, it may incur losses and may be restricted in its ability to take advantage of other market opportunities. In addition, illiquid securities may be more difficult to value, and usually require the advisor’s judgment in the valuation process. The advisor’s judgment as to the fair value of a security may be wrong, and there is no guarantee that the Fund will realize the entire value upon a sale.

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Fixed Income Securities Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates rise, the value of most income- producing instruments decreases to adjust to price the market yields. Interest rate risk is greater for long-term debt securities than for short-term and floating rate securities.

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Investment Company Securities Risk. If the Fund invests in an underlying mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value, an active market may not develop, it may employ a strategy that utilizes high leverage ratios, and trading of its shares may be halted under certain circumstances. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Fund invests in ETFs that invest in commodities, which are real assets such as oil, agriculture, livestock, industrial metals, and precious metals such as

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gold or silver, the Fund will be subject to additional risks. The values of commodity-based ETFs are highly dependent on the prices of the related commodity and the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

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Borrowing and Leverage Risk. Borrowing magnifies the potential for gain or loss by the Fund and, therefore, increases the possibility of fluctuation in the Fund’s net asset value. This is the speculative factor known as leverage. Because the Fund’s investments will fluctuate in value, while the interest on borrowed amounts may be fixed, the Fund’s net asset value may tend to increase more as the value of its investments increases, or to decrease more as the value of its investments decreases, during times of borrowing. Unless profits on investments acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will decrease the Fund’s investment performance.

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REIT Risk. To the extent that the Fund invests in companies that invest in real estate, such as REITs, the Fund may be subject to risk associated with the real estate market as a whole, such as taxation, regulations, and economic and political factors that negatively impact the real estate market, and with direct ownership of real estate, such as a decrease in real estate values, overbuilding, environmental liabilities and increases in operating costs, interest rates and/or property taxes.

Is the Fund right for you?

The Fund may be a suitable investment for:

•	Investors seeking a combination of capital appreciation and dividend income.

•	Investors who can tolerate the risks associated with common stocks.

•	Long-term investors willing to accept price fluctuations in their investment.

ACCOUNT INFORMATION

How to Buy Shares

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We also may ask to see your driver’s license or other identifying documents, and may take additional steps to verify your identity. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, a Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day on which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

Initial Purchase

The minimum initial investment in each Fund is $5,000 ($2,000 for Coverdell Savings Accounts and UGMAs). The advisor may waive these minimums at its discretion, including for accounts participating in an automatic investment program. Each Fund may waive or lower investment minimums for investors who invest in the Fund through an asset-based fee program made available through a financial intermediary. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment, however, the financial intermediary may also impose minimum requirements that are different from those set forth in this prospectus. If you choose to purchase or redeem shares directly from the Funds, you will not incur charges on purchases and redemptions (other than for short-term redemptions). However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary. If you are a trust, you must also complete and return a Trust Certification form, which is available by calling Shareholder Services at (800) 934-5550, or from the advisor’s website at www.imsfunds.com.

By Mail – You may make your initial investment by following these steps:

•	Complete and sign the investment application form;

•	Draft a personal check with name pre-printed (subject to the minimum amounts) made payable to the applicable IMS Fund; and

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•	Mail the application and check to:

U.S. Mail:	IMS FUNDS c/o Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206	Overnight:	IMS FUNDS c/o Huntington Asset Services, Inc. 2960 North Meridian Street, Suite 300 Indianapolis, Indiana 46208

By Wire – You may also purchase shares of the Funds by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, please call Shareholder Services at (800) 934-5550 to obtain instructions on how to set up your account.

To complete your initial purchase by wire, you must provide a signed application to the Funds’ transfer agent, Huntington Asset Services, Inc., at the address shown above. Wire orders will be accepted only on a day on which the Funds, the custodian and the transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Funds. The purchase price per share will be the net asset value next determined after the wire purchase is received by the applicable Fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent. There is presently no fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

Additional Investments

Minimum subsequent investments are $100, which may be waived at the advisor’s discretion. You may purchase additional shares of the Funds (subject to minimum investment requirements) at any time by mail, wire or automatic investment. Each additional mail purchase request must contain:

•	your name

•	your account number(s)

•	the name on your account(s)

•	a check made payable to the applicable Fund

Checks should be sent to the IMS Funds at the address listed under the heading “Initial Purchase – By Mail.” Please designate the Fund(s) in which you are investing. To send a bank wire, follow the instructions outlined under the heading “Initial Purchase – By Wire” in this prospectus.

Automatic Investment Plan

You may make regular investments in the Funds with an Automatic Investment Plan by completing the appropriate form with the proper signature guarantee, including a voided personal check and mailing to Huntington Asset Services, the Funds’ transfer agent. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax-Sheltered Retirement Plans

Shares of the Funds may be an appropriate investment medium for tax-sheltered retirement plans, including individual retirement plans (“IRAs”), simplified employee pensions (SEPs), 401(k) plans, qualified corporate pension and profit-sharing plans (for employees), tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations) and other qualified retirement plans. You should contact Shareholder Services at (800) 934-5550 for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. As a benefit to shareholders, the advisor currently voluntarily pays, and expects to pay, all custodian fees for IRAs invested in the IMS Funds. However, the advisor is not obligated to pay such fees and, as a result, there is no guarantee that it will continue to do so in the future.

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Other Purchase Information

The Funds may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds. Checks must be made payable to the Funds. The Funds and their servicing agent reserve the right to refuse any specific purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders (other than money orders issued by a bank), credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Cashier’s checks and bank official checks in amounts less than $10,000 will also be accepted for IRA transfers from other financial institutions.

Each Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept purchase and sell orders on its behalf. Each Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Funds’ transfer agent.

How to Exchange Shares

You may exchange your shares of one IMS Fund for shares of another IMS Fund. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. You may call Shareholder Services at (800) 934-5550 to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed in the “How to Buy Shares” section. Requests for exchanges received prior to close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) will be processed based on the next determined net asset value (“NAV”) as of the close of business on the same day.

An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long-term or short-term capital gain or loss on the shares sold.

Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. It is your responsibility to obtain and read the prospectus of the Fund in which shares are being purchased before you make an exchange. The Funds reserve the right to terminate or modify the exchange privilege at any time.

How to Redeem Shares

You may receive redemption payments in the form of a check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodian charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your account by redemption of shares. The Funds do not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail – you may redeem any part of your account in the Funds at no charge by mail. Your request should be addressed to:

U.S. Mail:	IMS FUNDS c/o Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206	Overnight:	IMS FUNDS c/o Huntington Asset Services, Inc. 2960 North Meridian Street, Suite 300 Indianapolis, Indiana 46208

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Your request for a redemption must include your letter of instruction, including the Fund’s name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in proper form are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record, mailed to an address other than the address of record, if the mailing address has been changed within 30 days of the redemption request, or in certain other circumstances, such as to prevent unauthorized account transfers or redemptions. The Funds may also require that signatures be guaranteed for redemptions of $100,000 or more. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call Shareholder Services at (800) 934-5550 if you have questions. At the discretion of the Funds or the Funds’ transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to ensure proper authorization.

By Telephone – you may redeem any part of your account (up to $100,000) in the Funds by calling Shareholder Services at (800) 934-5550. You must first complete the optional Telephone Redemption section of the investment application or provide a signed letter of instruction with the proper signature guarantee stamp to institute this option. The Funds, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Funds or the transfer agent may terminate the telephone redemption and exchange procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

Additional Information

If you are not certain of the requirements for a redemption, please call Shareholder Services at (800) 934-5550. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen business days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission), the Funds may suspend redemptions or postpone payment dates. You may be assessed a fee if a Fund incurs bank charges because you request that the Fund re-issue a redemption check.

For non-retirement accounts, redemption proceeds, including dividends and other distributions, sent via check by a Fund and not cashed within 180 days will be reinvested in the same Fund at the current day’s NAV. Redemption proceeds that are reinvested are subject to the risk of loss like any other investment in the Fund.

Because the Funds incur certain fixed costs in maintaining shareholder accounts, a Fund may require you to redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is less than $5,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of each Fund are also subject to involuntary redemption if the Board of Trustees determines it necessary to liquidate a Fund. In such event, the Fund will provide notice to shareholders, but the Fund will not be required to obtain shareholder approval prior to such liquidation. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult a tax advisor.

The Funds’ Policy on Market Timing

The Funds discourage market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the

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value of a Fund’s shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing each Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all shareholders of the Funds. The Board of Trustees has adopted a redemption policy to discourage short-term traders and/or market timers from investing in the Funds. A 0.50% short-term redemption fee will be assessed by each Fund against investment proceeds withdrawn within 90 calendar days of investment. Fund shares received from reinvested distributions or capital gains are not subject to the redemption fee. After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, each Fund uses a “first-in, first-out” method to determine the 90-day holding period. Thus, if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the redemption fee applies. The proceeds collected from redemption fees will be used for the benefit of existing shareholders.

If you invest in a Fund through a bank, broker-dealer, 401(k) plan, financial advisor or financial supermarket (“Financial Intermediary”), the Financial Intermediary may, in lieu of charging the redemption fee explained in this Prospectus, enforce its own market timing policy. “Omnibus accounts” that include multiple customers of the Financial Intermediary also will be exempt from the redemption fee if the Financial Intermediary does not track and/or process redemption fees. Additionally, the transfer of shares from one retirement account to another, accounts participating in a wrap fee program and redemptions caused by decisions of employer-sponsored retirement plans may be exempt from the redemption fee. Redemption fees may be waived for mandatory retirement withdrawals, systematic withdrawals, redemptions made to pay for various administrative fees and, at the sole discretion of the Funds’ advisor, due to changes in an investor’s circumstances, such as death. No exceptions will be granted to persons believed to be “market-timers.”

While the Funds attempt to deter market timing, there is no assurance that each Fund will be able to identify and eliminate all market timers. For example, certain accounts called “omnibus accounts” include multiple shareholders. Despite a Fund’s efforts to detect and prevent abusive trading activities, it may be difficult to identify such activity in certain omnibus accounts traded through a Financial Intermediary. Omnibus accounts typically provide each Fund with a net purchase or redemption request on any given day where purchasers and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated is not known by the Fund. Consequently, the Funds may not have knowledge of the identity of investors and their transactions. The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that a Fund will be able to apply the fee to such accounts in an effective manner. Under a federal rule, the Funds are required to have an agreement with many of their Financial Intermediaries obligating the Intermediaries to provide, upon a Fund’s request, information regarding the Financial Intermediaries’ customers and their transactions. However, there can be no guarantee that all excessive, short-term or other abusive trading activities will be detected, even with such an agreement in place. Certain Financial Intermediaries, in particular retirement plan sponsors and administrators, may have less restrictive policies regarding short-term trading. In addition to the redemption fee, each Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interests of the Fund or its shareholders, or if the Fund thinks that the trading is abusive. The Funds have not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

Determination of Net Asset Value

The price you pay for your shares is based on the applicable Fund’s net asset value per share (“NAV”). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business (the NYSE is closed on weekends, most federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.

Securities held by each Fund generally are valued at market value. Short-term securities with maturities of 60 days or less are valued based on amortized cost. Securities which are traded on any exchange or on the Nasdaq over-the-counter market are valued at the closing price reported by the exchange on which the securities are traded. Lacking a closing price, a security is valued at its last bid price except when, in the advisor’s opinion, the last bid price does not accurately reflect the current value of the security. If market quotations are not readily available or are deemed unreliable, the security will be valued at a fair value determined in good faith by the advisor, in accordance with policies and procedures adopted by the Board of Trustees. Fair valuation also is permitted if, in the advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that

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may affect a security’s value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Without fair valuation, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders, or that the Fund will realize fair valuation upon the sale of a security. The Funds may invest in portfolio securities that are listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares and, as a result, the net asset value of the Funds’ shares may change on days when shareholders will not be able to purchase or redeem the Funds’ shares.

Dividends, Distributions and Taxes

Dividends and Distributions

Each Fund typically distributes to its shareholders as dividends substantially all of its net investment income and any realized net capital gains. These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request. The Strategic Income Fund will distribute its net investment income and certain short-term capital gains monthly, and expects that its distributions will consist primarily of net investment income. The Capital Value Fund expects that any distributions will consist primarily of capital gains; the Fund expects to declare and pay distributions of any investment income and any net realized capital gains at least annually. The Dividend Growth Fund expects that its distributions will consist primarily of both net investment income and capital gains; the Fund expects to make net investment income distributions quarterly and capital gains distributions annually.

Taxes

Net investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income, except as described below (including in the table).

The Funds will typically distribute net realized capital gains (the excess of net long-term capital gain over net short-term capital loss) to its shareholders once a year, and may make additional distributions as it deems desirable at any other time during a particular year. Capital gains are generated when the Fund sells its capital assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the capital asset sold. Distributions of gains recognized on the sale of capital assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of capital assets held longer than one year are taxed at long-term capital gains rates regardless of how long you have held your shares. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the applicable Fund automatically will be invested in additional shares of the applicable Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash. The Funds will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

•	Postal or other delivery service is unable to deliver checks to the address of record;

•	Dividends and capital gain distributions are not cashed within 180 days; or

•	Bank account of record is no longer valid.

Dividends and capital gain distribution checks issued by a Fund which are not cashed within 180 days will be reinvested in the same Fund at the current day’s NAV. When reinvested, those amounts are subject to the risk of loss like any other investment in the Fund.

You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund’s shareholders. These transactions typically create the following tax liabilities for taxable accounts.

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Summary of Certain Federal Income Tax Consequences for Taxable Accounts

The following discussion reflects current law.

Type of Transaction	Tax Status

Qualified dividend income	Generally maximum 15% rate on non-corporate taxpayers whose income is equal to or less than $400,000 (individual filers) or $450,000 (married filing jointly) and 20% on individual taxpayers whose income exceeds these thresholds and on most trusts and estates.

Net short-term capital gain distributions	Ordinary income rates.

Net long-term capital gain distributions	Generally maximum 15% rate on non-corporate taxpayers whose income is equal to or less than $400,000 (individual filers) or $450,000 (married filing jointly) and 20% on individual taxpayers whose income exceeds these thresholds and on most trusts and estates.

Sales of shares (including redemptions) owned more than one year	Gains taxed at generally maximum 15% rate on non-corporate taxpayers whose income is equal to or less than $400,000 (individual filers) or $450,000 (married filing jointly) and 20% on individual taxpayers whose income exceeds these thresholds and on most trusts and estates.

Sales of shares (including redemptions) owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax generally will be imposed on certain net investment income of non-corporate taxpayers, including dividends and capital gain distributions received from the Fund and gains from the sale of shares, including redemptions.

As described generally above, designated dividends paid by a Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% or 20% to the extent such dividends are attributable to qualified dividend income from a Fund’s investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that a Fund has ordinary income from the investments in debt securities, for example, such as interest income, dividends paid by a Fund and attributable to that income will not qualify for the reduced tax rate.

If shares of a Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of a Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be a long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service (“IRS”) 28% of your distributions and sales proceeds. If you are subject to back-up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

Because everyone’s tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

Cost Basis Reporting.

As of January 1, 2012, federal law requires mutual fund companies to report their shareholders’ cost basis, gain/loss, and holding periods to the IRS on Fund shareholders’ Form 1099s when “covered” securities are sold. Covered securities include any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. Each Fund has chosen Average Cost as its standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way each Fund will determine which specific shares are deemed to be sold when there are multiple purchases (including reinvested dividends and capital gains distributions) on different dates at differing NAVs, and the entire position is not sold at one time. Each Fund’s standing tax lot identification method is the method covered shares will be reported on your IRS Form 1099-B if you do not select a specific tax lot identification method. You may

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choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Treasury Department regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current IRS cost basis tax reporting regulations, each Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE FUNDS

IMS Capital Management, Inc., 8995 S.E. Otty Road, Portland, Oregon 97086, serves as investment advisor to the Funds. IMS Capital Management, Inc. is an independent investment advisory firm that has been managing equity and fixed income portfolios for a select group of clients since 1988. The advisor currently manages accounts for institutions, retirement plans, individuals, trusts and small businesses, both taxable and non-taxable.

For its advisory services, the advisor is entitled to receive a management fee at the annual rate of 1.21% of the average daily net assets of the Capital Value Fund, 1.26% of the average daily net assets of the Strategic Income Fund, and 1.26% of the average daily net assets of the Dividend Growth Fund. For the fiscal year ended June 30, 2013, the Capital Value Fund paid the advisor a management fee equal to 1.21% of the Fund’s average daily net assets. The Strategic Income Fund paid the advisor a management fee equal to 1.15% of the Fund’s average daily net assets, and the Dividend Growth Fund paid the advisor a management fee equal to 0.79% of the Fund’s average daily net assets, in each case after fee waivers required under the applicable expense cap.

With respect to the Strategic Income Fund and the Dividend Growth Fund, the advisor contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.95% of a Fund’s average daily net assets. Each agreement is in effect through October 31, 2014, subject to the advisor’s right to recoup payments on a rolling three-year basis so long as the payment would not exceed the applicable expense cap. These expense caps may not be terminated prior to October 31, 2014 except by the Board of Trustees. Prior to November 1, 2013, the Strategic Income Fund’s expense cap was 1.89%.

If you invest in an IMS Fund through an investment advisor, bank, broker-dealer, 401(k) plan, trust company or other financial intermediary, the policies and fees for transacting business may be different than those described in this Prospectus. Some financial intermediaries may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Some financial intermediaries do not charge a direct transaction fee, but instead charge a fee for services such as sub-transfer agency, accounting and/or shareholder services that the financial intermediary provides on the IMS Funds’ behalf. This fee may be based on the number of accounts or may be a percentage, currently up to 0.50% annually, of the average value of IMS Funds’ shareholder accounts for which the financial intermediary provides services. The IMS Funds may pay a portion of this fee, which is intended to compensate the financial intermediary for providing the same services that would otherwise be provided by the IMS Funds’ transfer agent or other service providers if the shares were purchased directly from the IMS Funds. To the extent that these fees are not paid entirely by the IMS Funds, the advisor to the IMS Funds may pay a fee to financial intermediaries for such services.

To the extent that the advisor, not the IMS Funds, pays a fee to a financial intermediary for distribution or shareholder services, the advisor may consider a number of factors in determining the amount of payment associated with such services, including the amount of sales, assets invested in the IMS Funds and the nature of the services provided by the financial intermediary. Although neither the IMS Funds nor the advisor pays for the IMS Funds to be included in a financial intermediary’s “preferred list” or other promotional program, some financial intermediaries that receive compensation as described above may have such programs in which the IMS Funds may be included. Financial intermediaries that receive these types of payments may have a conflict of interest in recommending or selling IMS Funds’ shares rather than other mutual funds, particularly where such payments exceed those associated with other funds.

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The Funds’ annual report for the fiscal year ended June 30, 2013 contains information about the factors that the Board of Trustees considered in approving each Fund’s management agreement.

Portfolio Manager:

Carl W. Marker

Mr. Marker has been primarily responsible for management of each Fund (including its predecessor) since inception. Mr. Marker currently serves as Chairman and Chief Investment Officer, and has served as primary portfolio manager of the advisor since 1988.

The Funds’ Statement of Additional Information provides additional information about the Funds’ portfolio manager, including his compensation, other accounts that he manages and his ownership of shares of the Funds.

OTHER INVESTMENT INFORMATION

General

Each Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, a Fund may hold all or a portion of its assets in money market instruments, securities of money market funds, ETFs and other investment companies that do not conform to a Fund’s investment objectives, or repurchase agreements. If a Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, a Fund may not achieve its investment objective.

The investment objective and strategies of each Fund may be changed without shareholder approval; except that each of the Dividend Growth Fund and Strategic Income Fund may not change its policy to invest at least 80% of its assets in conformity with its name without at least 60 days prior written notice to its shareholders.

High Yield Bonds

The Income Fund may be subject to greater levels of interest rate and credit risk as a result of investing in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

An economic downturn could severely disrupt the market for high yield securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a security owned by the Fund defaulted, the Fund could incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and the Fund’s net asset value. High yield securities also present risks based on payment expectations. For example, high yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If interest rates increase, a high yield security’s value will decrease, adversely affecting the value of the Fund’s net asset value and performance. If interest rates decrease, the yield of high yield securities will decrease. If the Fund experiences unexpected net redemptions, this may force it to sell its high yield securities without regard to their investment merits, thereby decreasing the asset base upon which the Fund’s expenses can be spread and possibly reducing the Fund’s rate of return.

To the extent that there is no established retail secondary market, there may be thin trading of high yield securities, and this may have an impact on the Fund’s ability to accurately value high yield securities and the Fund’s assets and on the Fund’s ability to dispose of the securities. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities especially in a thinly traded market. If a Fund holds bonds of an issuer that files for bankruptcy, the Fund’s adviser may serve on the bondholders committee, in which case the Fund may be prohibited from selling those bonds for a period of time.

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Income Trusts

Each Fund may invest in income trusts, including real estate investment trusts, business trusts and oil royalty trusts. Income trusts are operating businesses that have been put into a trust. They pay out the bulk of their free cash flow to unit holders. These trusts are regarded as equity investments with fixed-income attributes or high-yield debt with no fixed maturity date, and typically offer regular income payments and a significant premium yield compared to other types of fixed income investments.

Real Estate Investment Trusts

A real estate investment trust (“REIT”) is an income trust that invests substantially all of its assets in interests in real estate. Equity REITs are those that purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those which invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hybrid REITs generally invest in both real property and mortgages. Real estate-related equity securities also include those insured by real estate developers, companies with substantial real estate holdings (for investment or as part of their operations), as well as companies whose products and services are directly related to the real estate industry, such as building supply manufacturers, mortgage lenders or mortgage servicing companies. Risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended.

Oil Royalty Trusts

Each Fund may invest in oil royalty trusts that are traded on the stock exchanges (including foreign stock exchanges). Oil royalty trusts pass on to unitholders the cash flow received from the sale of the oil and gas produced from the oil and gas reserves underlying the royalty trust, after certain deductions. As such, royalty trust distribution levels and unit prices are highly dependent on commodity prices, which can be highly volatile. Moreover, as the underlying oil and gas reserves are produced, the remaining reserves attributable to the trust are depleted. The ability of the trust to replace reserves is therefore fundamental to its ability to maintain distribution levels and unit prices over time. Oil royalty trusts manage reserve depletion through reserve additions resulting from internal capital development activities and through acquisitions.

Because they distribute the bulk of their cash flow to unitholders, oil royalty trusts are effectively precluded from internally originating new oil and gas prospects. Therefore, these trusts typically grow through acquisition of producing companies or those with proven reserves of oil and gas, funded through the issuance of additional equity or debt securities. Consequently, the trusts are considered less exposed to the uncertainties faced by a traditional exploration and production corporation. However, they are still exposed to commodity and reserve risk as well as operating risk. Hedging strategies utilized by these trusts can provide partial mitigation against commodity risk, while reserve risk can only be addressed through appropriate due diligence prior to investment. As with REITs, management plays a very important role in mitigating these inherent risks while maximizing value through prudent corporate and asset acquisitions and exploitation of existing reserves of oil and gas. When a Fund invests in foreign oil royalty trusts, it will also be subject to foreign securities risks, which are more fully described below.

Business Trusts

A business trust is an income trust that invests primarily in entities whose principal business is in the manufacturing, service or general industrial sectors. One of the primary attractions of business trusts, in addition to their relatively high yield, is their ability to enhance diversification in the portfolio as they cover a broad range of industries and geographies, including public refrigerated warehousing, mining, coal distribution, sugar distribution, forest products, retail sales, food sales and processing, chemical recovery and processing, data processing, gas marketing and check printing. Investments in business trusts are subject to risks related to the underlying operating companies controlled by such trusts. These risks will vary depending on the industries represented by the underlying investments.

Other Investment Companies

Each Fund may invest in other investment companies, including open and closed-end funds, money market funds and ETFs. Subject to the restrictions and limitations of the Investment Company Act of 1940, each Fund may elect to pursue its investment objectives either by investing directly in securities or by investing in one or more of these investment company vehicles that invest in similar securities as the Fund.

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When a Fund invests in other investment companies, it will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. In connection with its investments in other investment companies, the Fund will incur higher expenses, many of which may be duplicative.

To the extent a Fund invests in a sector ETF, the Fund will be subject to the risks associated with that sector. Each Fund may invest in new exchange-traded shares as they become available. Closed-end funds in which the Funds invest may be subject to additional risk. There generally is less public information available about closed-end funds than mutual funds. In addition, the market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed-end fund’s net asset value. This means that a closed-end fund’s shares may trade at a discount to its net asset value.

Foreign Securities

Each Fund may invest some of its assets in foreign equity or debt securities, including sovereign debt, foreign corporate debt and securities of issuers located in emerging markets. Foreign securities refer to securities of issuers, wherever organized, that, in the advisor’s judgment, have their principal business activities outside of the U.S. The Funds may invest in foreign securities directly or through American Depositary Receipts (“ADRs”). Investments in foreign securities involve different risks than U.S. investments, including potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. In addition, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). These currency movements may negatively impact the value of a Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country.

When a Fund invests in sovereign debt, it may be subject to the risk that remedies for issuer defaults may only be pursued in the courts of the defaulting sovereign issuer’s country. The Fund’s legal recourse will thereby be limited. In addition, political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, may be of considerable significance. Also, there may be a risk that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements. These risks are magnified to the extent that the sovereign debt issuer is located in an emerging market.

Investing in emerging markets imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; and unavailability of currency hedging techniques. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

FINANCIAL HIGHLIGHTS

The following tables are intended to help you better understand the financial performance of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Cohen Fund Audit Services, Ltd., the Independent Registered Public Accounting Firm of the Funds, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available upon request without charge.

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IMS Capital Value Fund

Financial Highlights

(For a Fund share outstanding throughout each year)

	Year Ended June 30, 2013	Year Ended June 30, 2012		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009
Selected Per Share Data
Net asset value, beginning of year	$14.99	$17.11		$12.69	$11.20	$18.26

Income from investment operations

Net investment income (loss)	0.01	(0.07	)(a)	(0.12)	(0.04)	0.04
Net realized and unrealized gain (loss) on investments	2.62	(2.05)		4.54	1.58	(5.46)

Total from investment operations	2.63	(2.12)		4.42	1.54	(5.42)

Less Distributions to shareholders:

From net investment income	—	—		—	(0.05)	—
From net realized gain	—	—		—	—	(1.64)

Total distributions	—	—		—	(0.05)	(1.64)

Paid in capital from redemption fees (b)	—	—		—	—	—

Net asset value, end of period	$17.62	$14.99		$17.11	$12.69	$11.20

Total Return (c)	17.54%	(12.39)%		34.83%	13.72%	(29.20)%

Ratios and Supplemental Data
Net assets, end of period (000)	$35,031	$40,283		$59,509	$57,532	$74,076
Ratio of expenses to average net assets	2.06%	1.87%		1.85%	1.78%	1.67%
Ratio of net investment income (loss) to average net assets	0.12%	(0.46)%		(0.71)%	(0.31)%	0.32%
Portfolio turnover rate	146.53%	98.21%		126.11%	14.75%	16.04%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Redemption fees resulted in less than $0.005 per share.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

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IMS Strategic Income Fund

Financial Highlights

(For a Fund share outstanding throughout each year)

	Year Ended June 30, 2013		Year Ended June 30, 2012	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009
Selected Per Share Data
Net asset value, beginning of year	$6.08		$6.89	$6.50	$5.34	$8.88

Income from investment operations

Net investment income (loss)	0.59		0.62	0.62	0.56	0.67
Net realized and unrealized gain (loss) on investments and foreign currency	0.01	(d)	(0.82)	0.38	1.17	(3.51)

Total from investment operations	0.60		(0.20)	1.00	1.73	(2.84)

Less Distributions to shareholders:

From net investment income	(0.56)		(0.60)	(0.58)	(0.56)	(0.69)
Tax return of capital	(0.01)		(0.01)	(0.03)	(0.01)	(0.01)

Total distributions	(0.57)		(0.61)	(0.61)	(0.57)	(0.70)

Paid in capital from redemption fees (a)	—		—	—	—	—

Net asset value, end of period	$6.11		$6.08	$6.89	$6.50	$5.34

Total Return (b)	10.02%		(2.59)%	15.88%	32.97%	(32.44)%

Ratios and Supplemental Data
Net assets, end of period (000)	$38,945		$34,026	$42,924	$42,351	$33,877
Ratio of expenses to average net assets	1.95	%(c)	2.01%	1.97%	2.01%	1.77%
Ratio of expenses to average net assets before waiver & reimbursement	2.06%		2.01%	1.97%	2.01%	1.83%
Ratio of net investment income to average net assets	9.27	%(c)	9.90%	9.05%	8.98%	10.58%
Ratio of net investment income to average net assets before waiver & reimbursement	9.16%		9.90%	9.05%	8.98%	10.52%
Portfolio turnover rate	389.36%		392.81%	400.03%	467.90%	91.23%

(a)	Redemption fees resulted in less than $0.005 per share in each period.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)	Effective November 1, 2012, the Advisor agreed to waive fees to maintain Fund expenses at 1.89% (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses).

(d)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the changes in net assets value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations.

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IMS Dividend Growth Fund

Financial Highlights

(For a fund share outstanding throughout each year)

	Year Ended June 30, 2013		Year Ended June 30, 2012		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009
Selected Per Share Data
Net asset value, beginning of year	$9.73		$9.85		$7.93	$7.38	$11.29

Income from investment operations

Net investment income (loss)	0.30		0.25		0.15	0.10	0.08
Net realized and unrealized gain (loss) On investment and foreign currency	1.44		(0.17)		1.90	0.55	(3.11)

Total from investment operations	1.74		0.08		2.05	0.65	3.03

Less Distributions to shareholders:

From net investment income	(0.38)		(0.20)		(0.13)	(0.10)	(0.20)
From net realized gain	—		—		—	—	(0.68)
Tax return of capital	(0.13)		—		—	—	— (a)

Total distributions	(0.51)		(0.20)		(0.13)	(0.10)	(0.88)

Paid in capital from redemption fees (b)	—		—		—	—	—

Net asset value, end of period	$10.96		$9.73		$9.85	$7.93	$7.38

Total Return (c)	18.10%		0.86%		25.91%	8.71%	(26.27)%

Ratios and Supplemental Data
Net asset value, end of period (000)	$8,000		$7,881		$8,622	$10,223	$10,362
Ratio of expenses to average net assets	1.97	%(d)	2.09	%(d)	2.66%	2.59%	2.28%
Ratio of expenses to average net assets before waiver & reimbursement	2.43%		2.25%		2.66%	2.59%	2.28%
Ratio of net investment income to average net assets	2.85	%(d)	2.51	%(d)	1.48%	1.21%	0.65%
Ratio of net investment income to average net assets before waiver & reimbursement	2.39%		2.35%		1.48%	1.21%	0.65%
Portfolio turnover rate	97.55%		47.08%		161.85%	129.66%	45.66%

(a)	Distributions amounted to less than $0.005 per share.

(b)	Redemption fees resulted in less than $0.005 per share in each period.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund, assuming reinvestment of dividends.

(d)	Effective September 1, 2011, the Advisor agreed to waive fees to maintain Fund expenses at 1.95% (excluding brokerage fees and commission; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses). Prior to that date, the Fund did not have an expense cap.

34

FOR MORE INFORMATION

You can find additional information about the IMS Funds in the following documents:

Annual and Semi Annual Reports: While the Prospectus describes the Funds’ potential investments, the Annual and Semi Annual Reports detail the Funds’ actual investments as of their report dates. The reports include a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.

Statement of Additional Information (SAI): The Statement of Additional Information (“SAI”) supplements the Prospectus and contains detailed information about each Fund and its investment restrictions, risks and policies and operations, including the Funds’ policies and procedures relating to the disclosure of portfolio holdings by the Funds’ affiliates. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this prospectus by reference, which means it is considered part of this Prospectus.

You can get free copies of the current Annual and Semi Annual Reports, as well as the Prospectus and SAI, by contacting Shareholder Services at (800) 934-5550. You may also request other information about the Funds and make shareholder inquiries. Alternatively, the Funds’ SAI and Annual and Semi Annual reports are available, free of charge, at the Funds’ Internet site at www.imsfunds.com.

You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (“SEC”) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC’s Internet site at , and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section of the SEC, Washington, D.C. 20549-0109.

Investment Company Act #811-21237

35

IMS Family of Funds

Prospectus

INVESTMENT ADVISOR

IMS Capital Management, Inc.

8995 S.E. Otty Road

Portland, Oregon 97086

DISTRIBUTOR

Foreside Distribution Services, LP

Three Canal Plaza, Suite 100

Portland, Maine 04101

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44145

CUSTODIAN

Huntington National Bank

41 S. High Street

Columbus, Ohio 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, Indiana 46208

IMS CAPITAL VALUE FUND (IMSCX)

IMS STRATEGIC INCOME FUND (IMSIX)

IMS DIVIDEND GROWTH FUND (IMSAX)

Each a series of Unified Series Trust

STATEMENT OF ADDITIONAL INFORMATION

October 28, 2013

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus (the “Prospectus”) of the IMS Funds dated October 28, 2013. This SAI incorporates by reference the IMS Family of Funds’ Annual Report to Shareholders for the fiscal year ended June 30, 2013 (“Annual Report”). A free copy of the Prospectus or Annual Report can be obtained by writing the Funds’ Transfer Agent at Huntington Asset Services, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, Indiana 46208, or by calling Shareholder Services at (800) 934-5550.

DESCRIPTION OF THE TRUST AND FUNDS

IMS Capital Value Fund (the “Value Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on June 6, 2004. IMS Strategic Income Fund (the “Strategic Income Fund”) was organized as a non-diversified series of the Trust on June 6, 2004, and adopted a diversification policy effective October 29, 2012. IMS Dividend Growth Fund, formerly known as the IMS Strategic Allocation Fund (the “Dividend Growth Fund,” and collectively with the Value Fund and Strategic Income Fund, the “Funds”) was organized on June 6, 2004, and adopted a diversification policy effective as of September 1, 2009. Each of the Value Fund, Dividend Growth Fund and Strategic Income Fund acquired all the assets of the IMS Capital Value Fund, the IMS Strategic Allocation Fund and the IMS Strategic Income Fund, respectively, each a series of AmeriPrime Funds, on August 31, 2004 (each a “Predecessor Fund”) in a tax-free reorganization. The Predecessor Fund to the Value Fund was organized on July 25, 1996 and commenced operations on August 5, 1996. The Predecessor Fund to each of the Dividend Growth Fund and the Strategic Income Fund was organized on September 30, 2002 and commenced operations on November 5, 2002. The Trust is an open-end management investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The Funds’ advisor is IMS Capital Management, Inc. (the “Advisor”).

The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of the Funds and the Transfer Agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. Each share has the same voting and other rights and preferences as any other shares of any series of the Trust with respect to matters that affect the Trust as a whole. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. Each Fund may offer additional classes of shares in the future. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Funds have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that certain amendments that could adversely affect the rights of shareholders must be approved by the shareholders affected. Each share of a Fund is subject to involuntary redemption if the Trustees determine to liquidate the Fund. The Fund will provide notice to the shareholders if the Board determines, in its sole judgment, to liquidate a Fund, but the Fund will not be required to obtain shareholder approval prior to such liquidation. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

For information concerning the purchase and redemption of shares of the Funds, see “How to Buy Shares” and “How to Redeem Shares” in the Funds’ Prospectus. For a description of the methods used to determine the share price and value of the Funds’ assets, see “Determination of Net Asset Value” in the Funds’ Prospectus and in this SAI.

Each Fund may authorize one or more brokers and other intermediaries to receive, on its behalf, purchase and redemption orders. Such brokers would be permitted to designate other intermediaries to receive purchase and redemption orders on behalf of such Fund. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the applicable Fund’s net asset value next computed after the orders are received by an authorized broker or broker’s authorized designee, and accepted by the Fund.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains a more detailed discussion of some of the investments the Funds may make and some of the techniques they may use.

A. Stock and Stock Equivalents. Equity securities in which the Funds will invest include U.S. and foreign common stock, preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.

Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. The Advisor expects that generally the preferred stocks in which a Fund invests will be rated at least BBB by Standard & Poor’s Ratings Group (“S&P”) or Baa by Moody’s Investors Services, Inc. (“Moody’s”) or, if unrated, of comparable quality in the opinion of the Advisor.

Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities. Rights are similar to warrants, but normally have shorter durations.

B. Investment in Other Investment Companies. Equity securities in which the Funds may invest include shares of other investment companies, including money market funds, open-end and closed-end funds and exchange-traded funds (“ETFs”) whose portfolios primarily consist of equity securities. The Fund may invest in inverse ETFs, including leveraged ETFs. Inverse ETFs seek to provide investment results that match a certain percentage of the inverse of the results of a specific index on a daily or monthly basis. The Funds also may invest in ETFs whose portfolios primarily consist of commodities.

When a Fund invests in an underlying mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). A Fund has no control over the investments and related risks taken by the underlying funds in which it invests. Because a Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds.

In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) the market price of an ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and leveraged ETFs are subject to additional risks not generally associated with traditional ETFs. To the extent that a Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs is usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. This is because inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. The use of these techniques may cause the inverse or leveraged ETFs to lose more money in market environments that are adverse to their investment strategies than other funds that do not use such techniques.

To the extent that a Fund invests in ETFs that invest in commodities, it will be subject to additional risks. Commodities are real assets such as oil, agriculture, livestock, industrial metals, and precious metals such as gold or silver. The values of ETFs that invest in commodities are highly dependent on the prices of the related commodity. The demand and supply of these commodities may fluctuate widely based on such factors as interest rates, investors’ expectation with respect to the rate of inflation, currency exchange rates, the production and cost levels of the producing countries and/or forward selling by such producers, global or regional political, economic or financial events, purchases and sales by central banks, and trading activities by hedge funds and other commodity funds. Commodity ETFs may use derivatives, such as futures, options and swaps, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

To the extent a Fund invests in a sector ETF, the Fund will be subject to the risks associated with that sector. Each Fund may invest in new exchange-traded shares as they become available. Closed-end funds in which the Funds invest may be subject to additional risk. There generally is less public information available about closed-end funds than mutual funds. In addition, the market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed-end fund’s net asset value. This means that a closed-end fund’s shares may trade at a discount to its net asset value.

C. Fixed Income Securities. Each Fund may invest in fixed income securities, including corporate debt securities, U.S. government securities and participation interests in such securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

Corporate Debt Securities - Each Fund may invest in corporate debt securities. These are bonds, notes, debentures and investment certificates issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper, which consists of short-term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Advisor considers corporate debt securities to be of investment-grade quality if they are rated BBB- or higher by Standard & Poor’s Corporation (“S&P”) or Baa3 or higher by Moody’s Investors Services, Inc. (“Moody’s”), or if unrated, determined by the Advisor to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements.

Reverse Convertible Notes - Each Fund may invest in reverse convertible notes. Reverse convertible notes are short-term notes (i.e., with maturities of 1 year or less) that are linked to individual equity securities or broad market indices (e.g., the Nasdaq 100, S&P 500, etc.), and which make regular interest payments, but also have a put option attached which is exercisable only if the price of the related equity security drops below a stated price. Reverse convertible notes offer limited protection against falling prices in the equity security to which they are linked by allowing for price decreases up to a predetermined amount while still providing a return of principal at maturity. At the issuer’s option, the investor at maturity may receive the amount of the principal or a fixed number of the linked security if the security closed below the limit price at any time from the valuation date to the settlement date (the valuation date is typically four days prior to the settlement date). Reverse convertible notes are subject to similar risks as those of the linked equity securities, such as the risk that the price of the related security may fall significantly, causing the value of the note to drop. Because reverse convertible notes typically are not principal protected, a Fund is likely to receive shares at a value less than the original amount invested if the linked securities have decreased in value. In contrast, a Fund will not realize any increase in the return on the note if the value of the linked security has increased during the term of the note. If a reverse convertible note is sold prior to maturity, the redemption price may be less than the original investment amount.

High Yield Debt Securities (“Junk Bonds”) - Each Fund may invest in securities that are below investment grade. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns. An economic downturn could severely disrupt the market for high yield securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest.

The prices of high yield securities have been found to be more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a security owned by a Fund defaulted, the Fund could incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and a Fund’s net asset value. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash. High yield securities also present risks based on payment expectations. For example, high yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield security’s value will decrease in a rising interest rate market, as will the value of the Fund’s assets. If the Fund experiences unexpected net redemptions, this may force it to sell its high yield securities without regard to their investment merits, thereby decreasing the asset base upon which the Fund’s expenses can be spread and possibly reducing the Fund’s rate of return.

In addition, to the extent that there is no established retail secondary market, there may be thin trading of high yield securities, and this may have an impact on a Fund’s ability to accurately value high yield securities and the Fund’s assets and on the Fund’s ability to dispose of the securities. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities especially in a thinly traded market.

There are also special tax considerations associated with investing in high yield securities structured as zero coupon or pay-in-kind securities. For example, each Fund reports the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date. Also, the shareholders are taxed on this interest even if the Fund does not distribute cash to them. Therefore, in order to pay taxes on this interest, shareholders may have to redeem some of their shares. These actions are likely to reduce the Fund’s assets and may thereby increase its expense ratio and decrease its rate of return.

Municipal Securities - Each Fund may invest in municipal securities. These are long- and short-term debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, as well as other qualifying issuers (including the U.S. Virgin Islands, Puerto Rico and Guam), the income from which is exempt from regular federal income tax and exempt from state tax in the state of issuance. Municipal securities are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. Municipal securities consist of tax exempt bonds, tax exempt notes and tax exempt commercial paper. Municipal notes, which are generally used to provide short-term capital needs and have maturities of one year or less, include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. Tax exempt commercial paper typically represents short-term, unsecured, negotiable promissory notes. Each Fund may invest in other municipal securities such as variable rate demand instruments.

The two principal classifications of municipal securities are “general obligation” and “revenue” bonds. General obligation bonds are backed by the issuer’s full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private issuer of the facility, and therefore investments in these bonds have more potential risk that the issuer will not be able to meet scheduled payments of principal and interest.

The Advisor considers municipal securities to be of investment grade quality if they are rated BBB or higher by S&P, Baa or higher by Moody’s, or if unrated, determined by the Advisor to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Funds may invest in securities rated below investment grade.

U.S. Government Securities - Each Fund may invest in U.S. government securities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks and the Federal National Mortgage Association (FNMA) are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

Mortgage-Backed Securities - Each Fund may invest in mortgage-backed securities. These securities represent an interest in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. Unscheduled or early payments on the underlying mortgages may shorten the securities’ effective maturities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, a Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be sold upon prepayment). In addition, prepayments of such securities held by a Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by the Fund at lower rates of return.

Collateralized Mortgage Obligations (CMOs) - Each Fund may invest in CMOs. CMOs are securities collateralized by mortgages or mortgage-backed securities. CMOs are issued with a variety of classes or series, which have different maturities and are often retired in sequence. CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage and mortgage-backed securities. In addition, in the event of a bankruptcy or other default of an entity that issued the CMO held by a Fund, the Fund could experience both delays in liquidating its position and losses.

Zero Coupon and Pay in Kind Bonds - Corporate debt securities and municipal obligations include so-called “zero coupon” bonds and “pay-in-kind” bonds. Zero coupon bonds do not make regular interest payments. Instead they are sold at a deep discount from their face value. Each Fund will accrue income on such bonds for tax and accounting purposes, in accordance with applicable law. This income will be distributed to shareholders. Because no cash is received at the time such income is accrued, a Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, a Fund takes into account as income a portion of the difference between a zero coupon bond’s purchase price and its face value. Certain types of CMOs pay no interest for a period of time and therefore present risks similar to zero coupon bonds.

The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. A broker-dealer creates a derivative zero by depositing a Treasury security with a custodian for safekeeping and then selling the coupon payments and principal payment that will be generated by this security separately. Examples are Certificates of Accrual on Treasury Securities (CATs), Treasury Investment Growth Receipts (TIGRs) and generic Treasury Receipts (TRs). These derivative zero coupon obligations are not considered to be government securities unless they are part of the STRIPS program. Original issue zeros are zero coupon securities issued directly by the U.S. government, a government agency or by a corporation.

Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero coupon bonds and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds that make regular payments of interest. Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds that make regular payment of interest. Even though zero coupon bonds and pay-in-kind bonds do not pay current interest in cash, the applicable Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements. No Fund will invest more than 5% of its net assets in pay-in-kind bonds.

Financial Service Industry Obligations - Financial service industry obligations include among others, the following:

(1) Certificates of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

(2) Bankers’ Acceptances. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

Asset-Backed and Receivable-Backed Securities - The Strategic Income Fund may invest in asset-backed securities. These securities are undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) held in a trust. Payments of principal and interest are passed through to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed or receivable-backed security’s par value until exhausted. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed and receivable-backed securities are ultimately dependent upon payment of consumer loans by individuals, and the certificate holder generally has no recourse against the entity that originated the loans. The underlying loans are subject to prepayments that shorten the securities’ weighted average life and may lower their return. As prepayments flow through at par, total returns would be affected by the prepayments: if a security were trading at a premium, its total return would be lowered by prepayments, and if a security were trading at a discount, its total return would be increased by prepayments. The Strategic Income Fund will not invest more than 5% of its net assets in asset-backed or receivable-backed securities.

Rule 144A Securities - Subject to Board oversight, each Fund may invest in Rule 144A securities that the Advisor determines to be liquid. Rule 144A allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. Rule 144A securities are not considered to be illiquid for purposes of the Funds’ illiquid securities policy, which prohibits any Fund from investing in illiquid securities, if such securities satisfy the conditions enumerated in Rule 144A and are determined to be liquid by the Advisor in accordance with the requirements established by the Trust. In determining the liquidity of such securities, the Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

D. Foreign Securities.

General - Each Fund may invest in foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. The establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Decreases in the value of currencies of the foreign countries in which a Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

American Depositary Receipts. Each Fund may invest in foreign stocks through the purchase of American Depositary Receipts (ADRs). ADRs are dollar-denominated receipts that are generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer. To the extent that a Fund invests in foreign securities, such investments may be subject to special risks, which are more fully described below.

Sovereign Debt - Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore limited. Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including among others, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international price of such commodities. Another factor bearing on the ability of a country to repay sovereign debt is the level of the country’s international reserves. Fluctuations in the level of these reserves can affect the amount of foreign exchange readily available for external debt payments and, thus, could have a bearing on the capacity of the country to make payments on its sovereign debt. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements.

Emerging Markets Securities. Each Fund may purchase securities of issuers located in emerging market countries and, as such, the Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular issuer.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

E. Income Trusts. Each Fund may invest in income trusts, including real estate investment trusts, business trusts and oil royalty trusts. Income trusts are operating businesses that have been put into a trust. They pay out the bulk of their free cash flow to unit holders. The businesses that are sold into these trusts are usually mature and stable income-producing companies that lend themselves to fixed (monthly or quarterly) distributions. These trusts are regarded as equity investments with fixed-income attributes or high-yield debt with no fixed maturity date. These trusts typically offer regular income payments and a significant premium yield compared to other types of fixed income investments.

Real Estate Investment Trusts. Each Fund may invest in real estate investment trusts (“REITs”). A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those which invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hybrid REITs generally invest in both real property and mortgages. In addition, REITs are generally subject to risks associated with direct ownership of real estate, such as decreases in real estate values or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties. Risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended.

Business Trusts. A business trust is an income trust where the principal business of the underlying corporation or other entity is in the manufacturing, service or general industrial sectors. It is anticipated that the number of businesses constituted or reorganized as income trusts will increase significantly in the future. Conversion to the income trust structure is attractive to many existing mature businesses with relatively high, stable cash flows and low capital expenditure requirements, due to tax efficiency and investor demand for high-yielding equity securities. One of the primary attractions of business trusts, in addition to their relatively high yield, is their ability to enhance diversification in the portfolio as they cover a broad range of industries and geographies, including public refrigerated warehousing, mining, coal distribution, sugar distribution, forest products, retail sales, food sales and processing, chemical recovery and processing, data processing, gas marketing and check printing. Each business represented is typically characterized by long life assets or businesses that have exhibited a high degree of stability. Investments in business trusts are subject to various risks, including risks related to the underlying operating companies controlled by such trusts. These risks may include lack of or limited operating histories and increased susceptibility to interest rate risks.

Oil Royalty Trusts. A royalty trust typically controls an operating company which purchases oil and gas properties using the trust’s capital. The royalty trust then receives royalties and/or interest payments from its operating company, and distributes them as income to its unit holders. Units of the royalty trust represent an economic interest in the underlying assets of the trust.

Each Fund may invest in oil royalty trusts that are traded on the stock exchanges. Oil royalty trusts are income trusts that own or control oil and gas operating companies. Oil royalty trusts pay out substantially all of the cash flow they receive from the production and sale of underlying crude oil and natural gas reserves to shareholders (unitholders) in the form of monthly dividends (distributions). As a result of distributing the bulk of their cash flow to unitholders, royalty trusts are effectively precluded from internally originating new oil and gas prospects. Therefore, these royalty trusts typically grow through acquisition of producing companies or those with proven reserves of oil and gas, funded through the issuance of additional equity or, where the trust is able, additional debt. Consequently, oil royalty trusts are considered less exposed to the uncertainties faced by a traditional exploration and production corporation. However, they are still exposed to commodity risk and reserve risk, as well as operating risk.

The operations and financial condition of oil royalty trusts, and the amount of distributions or dividends paid on their securities is dependent on the oil prices. Prices for commodities vary and are determined by supply and demand factors, including weather, and general economic and political conditions. A decline in oil prices could have a substantial adverse effect on the operations and financial conditions of the trusts. Such trusts are also subject to the risk of an adverse change in the regulations of the natural resource industry and other operational risks relating to the energy sector. In addition, the underlying operating companies held or controlled by the trusts are usually involved in oil exploration; however, such companies may not be successful in holding, discovering, or exploiting adequate commercial quantities of oil, the failure of which will adversely affect their values. Even if successful, oil and gas prices have fluctuated widely during the most recent years and may continue to do so in the future. The Advisor expects that the combination of global demand growth and depleting reserves, together with current geopolitical instability, will continue to support strong crude oil prices over the long term. However, there is no guarantee that these prices will not decline. Declining crude oil prices may cause a Fund to incur losses on its investments. In addition, the demand in and supply to the developing markets could be affected by other factors such as restrictions on imports, increased taxation, and creation of government monopolies, as well as social, economic and political uncertainty and instability. Furthermore, there is no guarantee that non-conventional sources of natural gas will not be discovered which would adversely affect the oil industry.

Moreover, as the underlying oil and gas reserves are produced the remaining reserves attributable to the royalty trust are depleted. The ability of a royalty trust to replace reserves is therefore fundamental to its ability to maintain distribution levels and unit prices over time. Certain royalty trusts have demonstrated consistent positive reserve growth year-over-year and, as such, certain royalty trusts have been successful to date in this respect and are thus currently trading at unit prices significantly higher than those of five or ten years ago. Oil royalty trusts manage reserve depletion through reserve additions resulting from internal capital development activities and through acquisitions.

When a Fund invests in foreign oil royalty trusts, it will also be subject to foreign securities risks which are more fully described above.

F. Illiquid Securities. The Funds will not purchase illiquid securities; however, each Fund may continue to hold a security that becomes illiquid due to bankruptcy or other events. Each Fund will generally seek to limit its exposure to illiquid securities, but it is possible that a Fund’s position in illiquid securities may comprise a significant portion of the Fund’s portfolio. Illiquid securities in a Fund’s portfolio may reduce the Fund’s returns because the Fund may be unable to sell such illiquid securities at an advantageous time or price. If a Fund is unable to sell its illiquid securities when deemed desirable, it may be restricted in its ability to take advantage of other market opportunities. In addition, illiquid securities may be more difficult to value, and usually require the Advisor’s judgment in the valuation process. The Advisor’s judgment as to the fair value of a security may be wrong, and there is no guarantee that the Fund will realize the entire fair value assigned to the security upon a sale.

G. Loans of Portfolio Securities. The Funds may make short- and long-term loans of portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Advisor in response to requests of broker-dealers or institutional investors which the Advisor deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter that the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

H. Repurchase Agreements. The Funds may invest in repurchase agreements fully collateralized by U.S. Government obligations. A repurchase agreement is a short-term investment in which the purchaser (i.e., a Fund) acquires ownership of an obligation issued by the U.S. Government or by an agency of the U.S. Government (“U.S. Government Obligations”) (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with Huntington National Bank (the Funds’ custodian), other banks with assets of $1 billion or more, and registered securities dealers determined by the Advisor to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which each Fund engages in repurchase transactions.

I. Bank Loans. Bank loans are typically originated, negotiated and structured by a U.S. commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the bank loan on behalf of the other Loan Investors in the syndicate. Each Fund may invest in bank loans that are structured as senior floating rate debt securities, or loan participation interests.

Loan participation interests primarily take the form of assignments purchased in the primary or secondary market from the Loan Investors. Loan participation interests typically will result in a Fund having a contractual relationship only with the Loan Investor, not with the underlying borrower. As a result, the Fund will receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the participation interest and, usually, only upon receipt by such Loan Investor of payments from the underlying borrower. A Fund generally will have no right to enforce compliance by the underlying borrower with the terms of the loan agreement, nor any rights with respect to any amounts acquired by other Loan Investors through set-offs against the borrower. Therefore, the Fund will not directly benefit from any collateral that supports the underlying loan. As a result, the Fund may assume the credit risk of both the underlying borrower and the Loan Investor selling the loan participation interest. A Fund may also be limited with respect to its right as the holder of a loan participation interest to vote on certain changes which may be made to the underlying loan agreement, such as waiving a breach of a covenant by the borrow. However, as the holder of a loan participation interest, the Fund will, in almost all cases, have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate.

In the process of buying, selling and holding bank loans (whether structured as participation interests or as floating rate debt securities), a Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When a Fund buys a bank loan it may receive a facility fee and when it sells a bank loan it may pay a facility fee. On an ongoing basis, the Fund may also receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a bank loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a bank loan by the borrower.

Each Fund will be subject to the risk that collateral securing a bank loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the bank loan to be undercollateralized or unsecured. In most credit agreements there is no formal requirement to pledge additional collateral. If a borrower becomes involved in bankruptcy proceedings, a court may invalidate a Fund’s security interest in the loan collateral or subordinate the Fund’s rights under the loan to the interests of the Borrower’s unsecured creditors or cause interest previously paid to be refunded to the Borrower. In addition, if the Loan Investor from whom a Fund purchased a loan participation interest is involved in a bankruptcy proceeding, the Fund may be treated as a general creditor of such Loan Investor even if the underlying loan itself is secured. If a Fund’s interest in loan collateral is invalidated or if the Fund is subordinated to other debt of a borrower or a Loan Investor in bankruptcy or other proceedings, the Fund would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the investment.

To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of bank loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of bank loans.

From time to time the Advisor and/or its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in bank loans to or acquire them from a Fund or may be intermediate participants with respect to bank loans in which a Fund owns interests. Such banks may also act as Agents for bank loans held by a Fund.

Each Fund will only acquire loan participation interests if the borrower and/or Loan Investor selling the interests, and any other persons interpositioned between the Fund and the borrower or Loan Investor, at the time of investment has outstanding debt or deposit obligations rated investment grade (i.e., BBB or A-3 by S&P or Baa or P-3 or higher by Moody’s”) or comparably rated by another nationally recognized rating agency, or determined by the Advisor to be of comparable quality.

J. Options. Each Fund may purchase and sell put and call options involving individual securities and market indexes. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. Options are traded on organized exchanges and in the over-the-counter market.

The purchase of options involves certain risks. The purchase of options typically will limit a Fund’s potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in a Fund losing a greater percentage of its investment than if the transaction were effected directly.

Each Fund may write (sell) covered call options on common stocks in the Fund’s portfolio. A covered call option on a security is an agreement to sell a particular portfolio security if the option is exercised at a specified price, or before a set date. A Fund profits from the sale of the option, but gives up the opportunity to profit from any increase in the price of the stock above the option price, and may incur a loss if the stock price falls. Risks associated with writing covered call options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement. When a Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. The Funds will only engage in exchange-traded options transactions.

Each Fund may write (sell) put options, including “out of the money” put options. When a Fund writes (sells) put options, the Fund receives the option premium, but will lose money if a decrease in the value of the security or index causes the Fund’s costs to cover its obligations upon exercise to increase to a level that is higher than the option premium the Fund received. Each Fund will sell a put option only if the obligation taken on by the sale of the put is “covered,” either 1) by maintaining a cash reserve or an investment in a money market fund equal to the amount necessary to purchase the underlying security if exercised, 2) by owning another put option with the same or a later expiration date and the same or a higher strike price, or 3) by owning another put option with the same or a later expiration date and a lower strike price in addition to cash equal to the difference between the strike price of the sold put and the strike price of the purchased put.

The Trust, on behalf of the Strategic Income Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 under the Commodities Exchange Act (“CEA”), and therefore, the Fund will not be subject to registration or regulation as a commodity pool operator under the CEA.

INVESTMENT LIMITATIONS

Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Funds and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the applicable Fund. As used in the Prospectus and this SAI, the term “majority” of the outstanding shares of a Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1. Borrowing Money. Each Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, which will not be considered as borrowings provided they are fully collateralized.

2. Senior Securities. Each Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund’s engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and this SAI.

3. Underwriting. Each Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. Each Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that have a significant portion of their assets in real estate.

5. Commodities. Each Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. Each Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. Each Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

8. Diversification. Each Fund will not invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Funds and are Non-Fundamental (see “Investment Limitations - Fundamental” above).

1. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of a Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Borrowing. A Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The Funds will not invest in reverse repurchase agreements.

3. Margin Purchases. The Funds will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options and other permitted investments and techniques.

4. Short Sales. The Funds will not effect short sales.

5. Options. The Funds will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and this SAI.

6. Illiquid Investments. The Funds may not purchase illiquid securities which cannot be sold in the ordinary course of business or due to contractual or legal restrictions on resale.

7. 80% Investment Policy. Under normal circumstances, at least 80% of each of the Strategic Income Fund’s and Dividend Growth Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in dividend paying or other income producing securities. Each of these Funds will not change its policy unless the Fund’s shareholders are provided with at least 60 days prior written notice. The notice will be provided in a separate written document, containing the following, or similar, statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separate from any other communication to the Fund’s shareholders.

INVESTMENT ADVISOR

The Funds’ investment advisor is IMS Capital Management, Inc., 8995 S.E. Otty Road, Portland, Oregon 97086. Carl W. Marker, Founder, Chairman and Chief Investment Officer of the Advisor, may be deemed to be a controlling person of the Advisor due to his ownership of the shares of the corporation.

Under the terms of the management agreements (the “Agreements”), the Advisor manages each Fund’s investments subject to oversight by the Board of Trustees. As compensation for its management services, each Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at the following annual rate of the average daily net assets of the Fund: 1.21% for the Capital Value Fund and 1.26% for the Strategic Income Fund and the Dividend Growth Fund.

With respect to the Strategic Income Fund and the Dividend Growth Fund, the advisor contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.95% of the Fund’s average daily net assets with respect to the Strategic Income Fund and 1.95% with respect to the Dividend Growth Fund. Each agreement is in effect through October 31, 2014, subject to the advisor’s right to recoup payments on a rolling three-year basis so long as the payment would not exceed the applicable expense cap. These expense caps may not be terminated prior to October 31, 2014 except by the Board of Trustees. Prior to November 1, 2013, the Strategic Income Fund’s expense cap was 1.89%.

The following tables describe the advisory fees paid to the Advisor by the Funds for the last three fiscal years.

Value Fund
Fiscal Year Ended	Advisory Fees Accrued	Total Fees Reimbursed and/or Waived by Advisor	Net Advisory Fees Paid
June 30, 2011	$735,712	$0	$735,712
June 30, 2012	$574,994	$0	$574,994
June 30, 2013	$457,167	$0	$457,167

Strategic Income Fund
Fiscal Year Ended	Advisory Fees Accrued	Total Fees Reimbursed and/or Waived by Advisor	Net Advisory Fees Paid
June 30, 2011	$537,301	$0	$537,301
June 30, 2012	$431,521	$0	$431,521
June 30, 2013	$472,466	$41,224	$431,242

Dividend Growth Fund
Fiscal Year Ended	Advisory Fees Accrued	Total Fees Reimbursed and/or Waived by Advisor	Net Advisory Fees Paid
June 30, 2011	$121,076	$0	$121,076
June 30, 2012	$103,755	$13,191	$90,564
June 30, 2013	$103,617	$38,289	$65,328

The Advisor retains the right to use the name “IMS” in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust’s right to use the name “IMS” automatically ceases 90 days after termination of an Agreement and may be withdrawn by the Advisor on 90 days’ written notice.

The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the financial institution’s services will be lower than to those shareholders who do not. The Funds may, from time to time, purchase securities issued by banks and other financial institutions that provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

About the Portfolio Manager

As of June 30, 2013, Carl W. Marker, the portfolio manager of the Funds (“Portfolio Manager”), was responsible for the management of the following types of accounts, in addition to the Funds:

Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Investment Companies: 0	N/A	N/A	N/A

Pooled Investment Vehicles: 0	N/A	N/A	N/A

Other Accounts: 371	$66,154,000	0	N/A

The Portfolio Manager is compensated for his services by the Advisor. For the fiscal year ended June 30, 2013, the Portfolio Manager’s compensation consisted of a fixed base salary and a discretionary bonus based on the quality of his research contributions, and his overall contribution to the firm’s success. In addition, the Portfolio Manager participates in the Advisor’s profit sharing plan. Such arrangement provides incentive for the Portfolio Manager to increase revenue through asset gathering, asset retention, preservation and growth of capital, and through the production of excellent research and decision making.

The Portfolio Manager may be subject to conflicts of interest with respect to his allocation of time. However, as a result of combining responsibilities such as asset selection and research, the Portfolio Manager believes he is able to provide both the Funds and the Advisor’s other clients with more thorough research and higher quality asset selection. In addition, in the event the Portfolio Manager becomes overloaded, the Advisor will take any necessary steps to allocate its clients to other employees of the Advisor.

To the extent a Fund and another of the Advisor’s clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, a Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Funds. The Advisor has written policies and procedures with respect to allocation of block trades and/or investment opportunities among a Fund and other clients of the Advisor. When feasible, the Portfolio Manager will group or block various orders to more efficiently execute orders and receive reduced commissions in order to benefit the Funds and other client accounts. In the event that more than one client wants to purchase or sell the same security on a given date and limited quantities are available, the purchases and sales will normally be made on a pro rata average price per share basis.

As of June 30, 2013, the Portfolio Manager’s ownership of the Funds was as follows:

Name of Fund	Dollar Range of Fund Shares
Value Fund	$1 - $10,000

Strategic Income Fund	$50,001 - $100,000

Dividend Growth Fund	$50,001 - $100,000

TRUSTEES AND OFFICERS

GENERAL QUALIFICATIONS. The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” (as defined in the 1940 Act) of the Trust or any adviser, sub-adviser or distributor of the Trust.

The following table provides information regarding the Independent Trustees.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Gary E. Hippenstiel (Age – 66) Chairman of the Audit and Pricing Committees Independent Trustee, December 2002 to present	President and founder of Hippenstiel Investment Counsel LLC, a registered investment advisor, since November 2008; Director, Vice President and Chief Investment Officer of Legacy Trust Company, N.A. from September 1991 to September 2008; Chairman of the Investment Committee for W.H. Donner Foundation and Donner Canadian Foundation from June 2005 to September 2011; Chairman of Investment Committee for the Diana Davis Spencer Foundation since October 2011; Chairman and Founder, Constitution Education Foundation since February 2011.

Stephen A. Little (Age – 67) Chairman, December 2004 to present; Independent Trustee, December 2002 to present	President and founder of The Rose, Inc., a registered investment advisor, since April 1993.

Daniel J. Condon (Age – 63) Independent Trustee, December 2002 to present	CEO of Standard Steel, LLC since August 2011; Director Steel Wheels Acquisition Corp. since August 2011; Director Standard Steel, Inc. since August 2011; President and CEO of International Crankshaft Inc., an automotive supply manufacturing company, from 2004 to August 2011; Director International Crankshaft, Inc. since 2004; Chairman, SMI Crankshaft LLC, an automotive and truck supplier, from July 2010 to August 2011.

Ronald C. Tritschler (Age – 61) Independent Trustee, January 2007 to present; Interested Trustee, December 2002 to December 2006	Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001; Director of First State Financial since 1998; Director, Vice President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989; Past Chairman, Bluegrass Tomorrow, nonprofit organization, and Chairman of The Lexington Convention and Visitors’ Bureau.

Kenneth G.Y. Grant (Age – 64) Independent Trustee, May 2008 to present	Executive Vice President and Chief Officer , Corporate Development for Global Trust Company since 2008, Advisors Charitable Gift Fund since May 2005, Northeast Retirement Services, Inc. since February 2003 and Savings Banks Employees Retirement Association since February 2003; Director, Lift Up Africa since 2008; Chair Investment Committee since January 2011 and past Chair, Board of Directors of Massachusetts Council of Churches; Member, Presbytery of Boston, Presbyterian Church (U.S.A.) since June 1975.

*	The address for each trustee is 2960 N. Meridian St., Suite 300., Indianapolis, IN 46208.
**	The Trust currently consists of 18 series.

The following table provides information regarding the interested Trustee and the officers of the Trust.

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Nancy V. Kelly (Age – 58)*** Trustee, November 2007 to present	Executive Vice President of Huntington National Bank, the Trust’s custodian, since December 2001; Director, Wedgewood Golf & Country Club since October 2008; Director, Greenlawn Cemetery since October 2007; Director, Directions for Youth and Families, a social service agency, since August 2006.

John C. Swhear (Age – 52) President, August 2013 to present	Vice President of Legal Administration and Compliance for Huntington Asset Services, Inc., the Trust’s administrator, since April 2007; Chief Compliance Officer and Vice President of Valued Advisers Trust since August 2008; Interim President of Unified Series Trust from March 2012 to August 2013; Senior Vice President of Unified Series Trust from May 2007 to August 2013; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, since May 2007; Secretary of Huntington Funds from April 2010 to February 2012; President and Chief Executive Officer of Dreman Contrarian Funds, March 2010 to March 2011; Vice President and Acting Chief Executive Officer of Dreman Contrarian Funds, 2007 to March 2010.

Joseph L. Rezabek (Age – 45) Senior Vice President, March 2013 to present	President, Huntington Asset Services, Inc. since March 2012; Executive Vice President, The Huntington National Bank since March 2012; Managing Director, Citi from 2006 to 2012.

Robert W. Silva (Age – 47) Treasurer and Chief Financial Officer, June 2011 to present	Senior Vice President, Fund Administration for Huntington Asset Services, Inc., the Trust’s administrator, since October 2011, Vice President from September 2010 to October 2011; Treasurer of Huntington Funds since November 2010; Chief Financial Officer and Treasurer of Huntington Strategy Shares since November 2010; Treasurer and Chief Financial Officer of Dreman Contrarian Funds from March 2011 to February 2013; Treasurer of Valued Advisers Trust since February 2013; Senior Vice President of Citi Fund Services Ohio, Inc. from September 2007 to September 2010.

Lynn E. Wood (Age – 66) Chief Compliance Officer, October 2004 to present	Chief Compliance Officer of Unified Series Trust, since October 2004.

Tara Pierson (Age – 38) Secretary, May 2010 to present	Employed by Huntington Asset Services, Inc., the Trust’s Administrator, since February, 2000; Assistant Secretary of Dividend Growth Trust from March 2006 to February 2012. Assistant Secretary of the Trust from November 2008 to May 2010.

*	The address for each trustee and officer of the Trust is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	The Trust currently consists of 18 series.
***	Ms. Kelly is deemed an interested trustee because she is an officer of an entity that is under common control with Unified Financial Securities, Inc., one of the Trust’s distributors.

In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he or she was selected to serve as Trustee:

Stephen A. Little – Mr. Little has been an Independent Trustee of the Trust since its inception in 2002, and he currently serves as Chairman of the Board. He previously served as trustee to three other registered investment companies. In 1993, he founded an investment advisory firm that provides discretionary investment advice and advice on socially responsible investing. Mr. Little previously held NASD Series 6, 7, and 22 licenses. Mr. Little received a B.A. from Wabash College and a M. Div. from Christian Theological Seminary. Prior to completing his education, Mr. Little served in the U.S. Marine Corps. Mr. Little was selected to serve as Trustee of the Trust based primarily on his experience in the investment management industry.

Gary E. Hippenstiel – Mr. Hippenstiel has served as a mutual fund trustee since 1995. He has been an Independent Trustee of the Trust since its inception in 2002, and he currently serves as Chairman of the Audit and Pricing Committees of the Board of Trustees. He previously served as a trustee to three other registered investment companies and a variable insurance trust. In 2008, Mr. Hippenstiel founded an investment consulting firm and he also serves as Chairman of the investment committee for two family foundations. Prior to that, he served as Chief Investment Officer of Legacy Trust Company for 17 years, where he was responsible for establishing investment strategies and selecting and monitoring independent managers of trust accounts. Mr. Hippenstiel received a B.S. in Business Administration and an M.B.A. in Finance from the University of California, Berkeley. Mr. Hippenstiel was selected as Trustee based primarily on his experience in the investment management industry.

Daniel J. Condon – Mr. Condon has been an Independent Trustee of the Trust since its inception in 2002. He has also served as trustee of three other registered investment companies. From 1990 to 2002, he served as Vice President and General Manager of an international automotive equipment manufacturing company. Since 2002, he has served as CEO of various multi-national companies. Mr. Condon received a B.S. in Mechanical Engineering from Illinois Institute of Technology and an M.B.A. from Eastern Illinois University. He also received his registered Professional Engineer license. Mr. Condon was selected as Trustee based on his over 22 years of international business experience.

Ronald C. Tritschler – Mr. Tritschler has been a Trustee of the Trust since its inception in 2002. He also has served as trustee of three other registered investment companies. Since 1989, he has been a director, vice president and general counsel of a company that operates convenience stores. Since 2001, Mr. Tritschler has been CEO, director and general counsel of a national real estate company. He also is a director of a bank holding company. Mr. Tritschler received a B.A. in Business Administration from Baldwin-Wallace College and his J.D. and M.B.A. from the University of Toledo. Mr. Tritschler was selected to serve as a Trustee based primarily on his substantial business and legal experience.

Kenneth G.Y. Grant – Mr. Grant has been an Independent Trustee of the Trust since 2008. He is a founder of a trust company that offers collective investment trust products to qualified plans. Mr. Grant has over 27 years of executive leadership experience, including experience in management, business development for financial services firms, strategic planning, and investing. Mr. Grant also has experience developing trust and plan accounting services for institutional investors. He currently serves as a senior executive of a retirement plan services provider, as senior vice president of a retirement association and as Treasurer of a council of churches. Mr. Grant received his B.A. in Psychology from Syracuse University, his Th.M. in Theology and Ethics from Boston University, and his M.B.A. from Clark University. Mr. Grant was selected to serve as a Trustee based primarily on his substantial experience in the retirement plan and financial services industry.

Nancy V. Kelly – Ms. Kelly has been a Trustee of the Trust since 2007. She has served as Senior Risk Officer of Huntington National Bank’s Risk Administration business segment since August 2013. Prior to that, she served as Regulatory Reform Director of Huntington National Bank’s Risk Management business segment from March 2012 to August 2013, Chief Administrative Officer of Huntington’s Wealth Advisors, Government Finance, and Home Lending business segment from November 2010 to March 2012, and Executive Vice President of Huntington from December 2001 to November 2010. She is active as a community leader and she serves on the Board of several local organizations, including a youth social services agency. Ms. Kelly was selected to serve as a Trustee based primarily on her experience in managing securities-related businesses operated by banks and her senior position within Huntington Bank, which is an affiliate of the Trust’s administrator and distributor and also serves as custodian of certain series of the Trust. Ms. Kelly received a B.S. from Hood College in 1977, and an M.B.A. in 1981 from Xavier University.

Independent Trustees Messrs. Hippenstiel, Tritschler, Condon, and Little each have previous experience serving as trustees to other multi-series trusts, which means that they are familiar with issues relating to overseeing multiple advisers and multiple funds. Messrs. Hippenstiel, Little, and Grant have experience conducting due diligence on and evaluating investment advisers – Mr. Hippenstiel as the Chief Investment Officer of Legacy Trust, Mr. Little as the President of a registered investment adviser, and Mr. Grant as an officer of a bank which operated a collective investment trust. This means that they are qualified to review annually each adviser’s qualifications, including the qualification of IMS Capital Management, Inc. to serve as adviser to the Funds. Ms. Kelly’s experience as an officer of the Trust’s custodial bank and former supervisor of the Trust’s administrator provides the Independent Trustees with insight into the operations of the service providers and their day-to-day administration of the Funds.

RISK MANAGEMENT. As part of its efforts to oversee risk management associated with the Trust, the Board has established the Audit Committee, Pricing Committee, and the Advisory Contract Renewal Committee as described below:

•

The Audit Committee consists of Independent Trustees Messrs. Hippenstiel, Condon, Tritschler and Grant. The Audit Committee is responsible for overseeing the Trust’s accounting and financial reporting policies and practices, internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of financial statements and the independent audits of the financial statements; and acting as a liaison between the independent auditors and the full Board of Trustees. The Audit Committee met four times during the year ended December 31, 2012.

•

The Pricing Committee is responsible for reviewing and approving fair valuation determinations. The members of the Pricing Committee are all of the Trustees, except that any one member of the Pricing Committee constitutes a quorum for purposes of reviewing and approving a fair value. In addition to meetings to approve fair valuations, the Pricing Committee met four times during the year ended December 31, 2012.

•

The Advisory Contract Renewal Committee is responsible for conducting due diligence on the initial approval and subsequent renewals of investment advisory contracts between the Trust and the advisers and sub-advisers to each series of the Trust, and making a recommendation to the full Board of Trustees regarding approvals and renewals of these contracts. The Committee reviews materials of the type required by Section 15(c) of the Investment Company Act of 1940, which are provided by the investment advisers and sub-advisers and the Trust’s Administrator. The Committee also conducts interviews of advisers and sub-advisers to the Trust. The Advisory Contract Renewal Committee is comprised of all of the Trustees, although at least two Independent Trustees are required to establish a quorum. This Committee held four meetings during the year ended December 31, 2012.

Each Committee meets at least quarterly, and reviews reports provided by administrative service providers, legal counsel and independent accountants. The Committees report directly to the Board of Trustees.

The Independent Trustees have engaged their own independent legal counsel to provide advice on regulatory, compliance and other topics. In addition, the Board has engaged on behalf of the Trust a full-time Chief Compliance Officer (“CCO”) who is responsible for overseeing compliance risks. He reports to the Board at least quarterly any material compliance items that have arisen, and annually he provides to the Board a comprehensive compliance report outlining the effectiveness of compliance policies and procedures of the Trust and its service providers. As part of the CCO’s risk oversight function, the CCO seeks to understand the risks inherent in the operations of the Trust’s series and their advisers and sub-advisers. Periodically the CCO provides reports to the Board that:

•	Assess the quality of the information the CCO receives from internal and external sources;

•	Assess how Trust personnel monitor and evaluate risks;

•	Assess the quality of the Trust’s risk management procedures and the effectiveness of the Trust’s organizational structure in implementing those procedures;

•	Consider feedback from and provide feedback regarding critical risk issues to Trust and administrative and advisory personnel responsible for implementing risk management programs; and

•	Consider economic, industry, and regulatory developments, and recommend changes to the Trust’s compliance programs as necessary to meet new regulations or industry developments.

The Trustees meet in-person on a quarterly basis, typically for two days of meetings. Trustees also participate in special meetings and conference calls as needed. In addition to Board meetings, Trustees also participate in teleconferences each quarter to review and discuss 15(c) materials, and to interview advisers and sub-advisers whose contracts are up for renewal. Legal counsel to the Trust provides quarterly reports to the Board regarding regulatory developments. On a quarterly basis, the Trustees review and discuss some or all of the following compliance and risk management reports relating to the series of the Trust:

(1)	Fund Performance/Morningstar Report/Portfolio Manager’s Commentary

(2)	Code of Ethics review

(3)	NAV Errors, if any

(4)	Distributor Compliance Reports

(5)	Timeliness of SEC Filings

(6)	Dividends and other Distributions

(7)	List of Brokers, Brokerage Commissions Paid and Average Commission Rate

(8)	Review of 12b-1 Payments

(9)	Multiple Class Expense Reports

(10)	Anti-Money Laundering/Customer Identification Reports

(11)	Administrator and CCO Compliance Reports

(12)	Market Timing Reports

The Board of Trustees has not adopted a formal diversity policy. When soliciting future nominees for Trustee, the Board will make efforts to identify and solicit qualified minorities and women.

On an annual basis, the Trustees conduct an assessment of the Board’s and their individual effectiveness in overseeing the Trust. Based upon its assessment, the Board determines whether additional risk assessment or monitoring processes are required with respect to the Trust or any of its service providers.

Based on the qualifications of each of the Trust’s Trustees and officers, the risk management practices adopted by the Board, including a regular review of several compliance and operational reports, and the committee structure adopted by the Board, the Trust believes that its leadership is appropriate.

The following table provides information regarding shares of the Funds and other portfolios of the Trust owned by each Trustee as of December 31, 2012.

Trustee	Dollar Range of the Funds’ Shares	Aggregate Dollar Range of Shares of All Funds Within the Trust*
Gary E. Hippenstiel	None	None
Ronald C. Tritschler	None	$50,001 – 100,000
Stephen A. Little	None	None
Daniel J. Condon	None	None
Kenneth G.Y. Grant	$1 – 10,000**	$10,001 – 50,000
Nancy V. Kelly	None	None

*	The Trust currently consists of 18 series.
**	Represents shares of the Capital Value Fund owned by Mr. Grant.

Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each Fund on an individual basis and by the Trust on an aggregate basis. Trustees’ and officers’ fees and expenses are Trust expenses and each Fund incurs its share of such expenses, which are allocated among the series of the Trust in such manner as the Trustees determine to be fair and equitable.

Independent Trustees	Aggregate Compensation from each Fund		Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust[1]
Gary E. Hippenstiel, Trustee and Chairman of the Audit Committee	$2,	400[2]	$0	$0	$43,200
Stephen A. Little, Chairman of the Board	$2,	400[2]	$0	$0	$43,200
Daniel J. Condon, Trustee	$1,	900[3]	$0	$0	$34,200
Ronald C. Tritschler, Trustee	$1,	900[3]	$0	$0	$34,200
Kenneth G.Y. Grant, Trustee	$1,	900[3]	$0	$0	$34,200

Interested Trustees and Officers	Aggregate Compensation from each Fund		Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust[1]
Nancy V. Kelly, Trustee	$0		$0	$0	$0
John C. Swhear, Interim President and Senior Vice President	$0		$0	$0	$0
Robert W. Silva, Treasurer and CFO	$0		$0	$0	$0
Lynn E. Wood, Chief Compliance Officer	$7,444	[4]	$0	$0	$134,000	[5],6
Tara Pierson, Secretary	$0		$0	$0	$0

[1]	The Trust currently consists of 18 series.
[2]	During the fiscal year ended June 30, 2013, each Trustee received a total of $2,081 from each Fund.
[3]	During the fiscal year ended June 30, 2013, each Trustee received a total of $1,648 from each Fund.
[4]	During the fiscal year ended June 30, 2013, the CCO received a total of $12,186 from the Value Fund, $12,246 from the Strategic Income Fund, and $2,639 from the Dividend Growth Fund.
[5]

This amount does not include the value of benefits provided to the CCO. In addition to the CCO’s salary listed in the table, the Trust escrows $25,000 for CCO bonus compensation and to pay for the CCO’s expenses in connection with compliance-related activities, including audits of advisers to the series of the Trust, attendance at compliance seminars, etc. These expenses are shared, pro rata, by each series of the Trust.

[6]	Effective June 1, 2013, the CCO’s compensation was reduced from $158,000 annually to $125,000 annually.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or the terms of the management agreement with the Advisor.

As of October 1, 2013, the following persons were considered to be either a control person or principal shareholder of each Fund:

Value Fund
Name and Address	% Ownership	Type of Ownership
National Financial Securities Corp. 200 Liberty St. New York, NY 10281	34.69%	Record
Ameritrade, Inc. P.O. Box 2226 Omaha, NE 68103	18.55%	Record
Charles Schwab and Co. 101 Montgomery Street San Francisco, CA 94104	7.26%	Record

Strategic Income Fund
Name and Address	% Ownership	Type of Ownership
Ameritrade, Inc. P.O. Box 2226 Omaha, NE 68103	39.92%	Record
National Financial Securities Corp. 200 Liberty St. New York, NY 10281	20.11%	Record
Charles Schwab and Co. 101 Montgomery Street San Francisco, CA 94104	7.02%	Record

Dividend Growth Fund
Name and Address	% Ownership	Type of Ownership
Ameritrade, Inc. P.O. Box 2226 Omaha, NE 68103	47.37%	Record
National Financial Securities Corp. 200 Liberty St. New York, NY 10281	26.41%	Record

As of October 1, 2013, the Trustees and officers of the Funds as a group beneficially owned less than 1% of each Fund.

ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM

Customer identification and verification is part of the Funds’ overall obligation to prevent money laundering under federal law. The Trust has, on behalf of the Funds, adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or financing of terrorist activities (the “AML Compliance Program”). The

Trust has delegated the responsibility to implement the AML Compliance Program to the Funds’ transfer agent, Huntington Asset Services, Inc., subject to oversight by the Trust’s Chief Compliance Officer and, ultimately, by the Board of Trustees.

When you open an account with a Fund, the Funds’ transfer agent will request that you provide your name, physical address, date of birth, and Social Security number or tax identification number. You may also be asked for other information that, in the transfer agent’s discretion, will allow the Fund to verify your identity. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening an account with the Fund. The Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account activities, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of the Funds’ transfer agent, they are deemed to be in the best interest of the Fund, or in cases where the Fund is requested or compelled to do so by governmental or law enforcement authority.

PORTFOLIO TURNOVER

Each Fund may sell portfolio securities without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. A Fund’s portfolio turnover rate is a measure of the Fund’s portfolio activity, and is calculated by dividing the lesser of purchases or sales of securities by the average value of the portfolio securities held during the period. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

The following table sets forth each Fund’s turnover rate for the last two fiscal years:

Name of Fund	June 30, 2012 Portfolio Turnover Rate	June 30, 2013 Portfolio Turnover Rate
Value Fund	98.21%	146.53%
Strategic Income Fund	392.81%	389.36%
Dividend Growth Fund	47.08%	97.55%

During the second half of 2012, the Advisor shifted the focus of the Value Fund from primarily mid-cap value stocks to primarily mid-cap and large-cap value stocks. This repositioning of the Fund’s portfolio was the major reason the turnover rate increased from 2012 to 2013. With regard to the Dividend Growth Fund, the increase in portfolio turnover in 2013 was due to an increased number of security trades made in the ordinary course of managing the Fund’s portfolio.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for each Fund’s portfolio decisions and the placing of each Fund’s portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Funds. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Funds under the Agreements. For the fiscal year ended June 30, 2013 the Advisor directed the following Fund brokerage transactions to brokers on the basis of research services provided by such brokers to a Fund:

Name of Fund	Total Brokerage Transactions Relating to Research Services	Brokerage Commissions Paid Relating to Research Services
Value Fund	$81,112,986	$32,869
Strategic Income Fund	$114,126,231	$39,705
Dividend Growth Fund	$7,829,990	$4,012

Over-the-counter transactions may be placed with broker-dealers if the Advisor is able to obtain best execution (including commissions and price). Over-the-counter transactions may also be placed directly with principal market makers. Fixed income securities may be purchased through broker-dealers, provided best execution is available. Fixed income securities may be purchased directly from the issuer, an underwriter or a market maker. Purchases may include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

The following table presents information about the brokerage commissions paid by the Funds to brokers during the last three fiscal years:

Fiscal Year Ended June 30,	Value Fund	Strategic Income Fund	Dividend Growth Fund
2011	$104,674	$153,304	$17,916
2012	$37,648	$62,437	$6,531
2013	$70,418	$141,136	$10,751

The increase in commissions paid by the Value Fund from 2012 to 2013 was related to the increase in the Fund’s portfolio turnover. The increase in turnover was due to a repositioning of the Fund’s portfolio from primarily mid-cap value stocks to primarily mid-cap and large-cap value stocks. With regard to the Strategic Income Fund, the increase in commissions paid in 2013 was related to an increase in the number and amount of equity trades, the utilization of a broker that the Advisor believes has better execution, especially on stocks that have lower trading volumes, and utilizing a broker that provides a significant amount of research, which benefits the Fund.

The Trust and the Advisor have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act, and the Advisor’s Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Funds. You may obtain a copy of the Code from the Funds or the Advisor, free of charge, by calling Shareholder Services at 800-934-5500. You may also obtain copies of the Code from documents filed with SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. Each Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. A Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Funds without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

Each Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Advisor, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. A Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisors at any time. This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. To the extent that such third parties are fiduciaries of the Fund, they will be subject to an independent obligation not to trade on confidential information; however, the Funds do not require any confirmation from third parties that they will not trade on the confidential information.

Additionally, each Fund may enter into ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, Thompson Financial and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to the Fund. In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month. The Rating Agencies may make a Fund’s top portfolio holdings available on their websites and may make the Fund’s complete portfolio holdings available to their subscribers for a fee. Neither the Funds, the Advisor, nor any of their affiliates receive any portion of this fee. Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information. A Fund also may post its complete portfolio holdings to its website within approximately 25 days after the end of the month. The information will remain posted on the website until replaced by the information for the succeeding month. The Funds’ website is located at www.imsfunds.com.

The Funds currently have ongoing arrangements to release monthly portfolio holdings with 10 days after the end of each month to Beacon Pointe Advisors, LLC (“Consultants”). The information is used by the Consultants to provide investment consulting services to clients that are existing or potential investors in the Funds. Information is released pursuant to an agreement between the Advisor and the Consultant, pursuant to which the Consultant agrees to keep the information strictly confidential and not to disclose the information to any person, except for the Consultant’s clients who reasonably need to know the contents of the information in connection with their existing or potential investment and who agree to keep the information strictly confidential. The agreement with each Consultant further states that the Consultant is not authorized to use the confidential information in a matter adverse to the interests of the Funds’ shareholders or for personal trading by the Consultant or its personnel.

Except as described above, each Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the Chief Compliance Officer (“CCO”) and the specific approval of the Board. The Advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose a Fund’s portfolio holdings to the Trust’s CCO, who will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Advisor, and any affiliated persons of the Advisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of a Fund, as a result of disclosing the Fund’s portfolio holdings. Finally, a Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.

DETERMINATION OF NET ASSET VALUE

The price (net asset value) of the shares of each Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see “Determination of Net Asset Value” in the Prospectus.

Equity securities generally are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price or bid. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith, in accordance with guidelines established by the Board of Trustees.

Fixed income securities generally are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at a fair price as determined by the Advisor in good faith, in accordance with procedures established by the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value. The Board of Trustees annually approves the pricing services used by the fund accounting agent. The fund accounting agent maintains a pricing review committee, which consults with an independent trustee who is a member of the Pricing Committee as fair valuation issues arise. Manually priced securities held by the Funds (if any) are reviewed by the Board of Trustees on a quarterly basis.

A Fund’s net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

REDEMPTION IN-KIND

The Funds do not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund’s net asset value, pursuant to a Rule 18f-1 plan filed by the Trust on behalf of the Funds, each Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

STATUS AND TAXATION OF THE FUNDS

Each Fund was organized as a series of a business trust, and intends to continue to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”) in each taxable year. There can be no assurance that it actually will so qualify. If a Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

Redemption of Fund shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis for the redeemed shares.

If a Fund does qualify as a RIC but (in a particular calendar year) distributes less than ninety-eight percent (98%) of its ordinary income and 98.2% of its capital gain net income (as the Code defines each such term), a Fund is subject to an excise tax. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If a Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

To continue to qualify for treatment as a RIC under Subchapter M of the Code, a Fund must, among other requirements:

•

Derive at least ninety percent (90%) of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC’s business of investing in stock securities, or foreign currencies) (the “Income Requirement”);

•	Diversify its investments in securities within certain statutory limits; and

•

Distribute annually to its shareholders at least ninety percent (90%) of its investment company taxable income (generally, taxable net investment income less net capital gain) (the “Distribution Requirement”).

Pursuant to the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), if a Fund fails the gross income test for a taxable year, it will nevertheless be considered to have satisfied the test for such year if (i) a Fund satisfies certain procedural requirements and (ii) a Fund’s failure to satisfy the gross income test is due to reasonable cause and not due to willful neglect. However, in such case, a tax is imposed on a Fund for the taxable year in which, absent the application of this provision, it would have failed the gross income test equal to the amount by which (i) a Fund’s non-qualifying gross income exceeds (ii) one-ninth of a Fund’s qualifying gross income, each as determined for purposes of applying the gross income test for such year.

Also pursuant to the Modernization Act, if a Fund fails the asset diversification test as of the end of a quarter, it will nevertheless be considered to have satisfied the test as of the end of such quarter in the following circumstances. If a Fund’s failure to satisfy the asset diversification test at the end of the quarter is due to the ownership of assets the total value of which does not exceed the lesser of (i) one percent of the total value of a Fund’s assets at the end of such quarter and (ii) $10,000,000 (a “de minimis failure”), a Fund will be considered to have satisfied the asset diversification test as of the end of such quarter if, within six months of the last day of the quarter in which a Fund identifies that it failed the asset diversification test (or such other prescribed time period), the Fund either disposes of assets in order to satisfy the asset diversification test, or otherwise satisfies the asset diversification test.

In the case of a failure to satisfy the asset diversification test at the end of a quarter in a case that does not constitute a de minimis failure, a Fund will nevertheless be considered to have satisfied the asset diversification test as of the end of such quarter if (i) a Fund satisfies certain procedural requirements; (ii) a Fund’s failure to satisfy the asset diversification test is due to reasonable cause and not due to willful neglect; and (iii) within six months of the last day of the quarter in which a Fund identifies that it failed the asset diversification test (or such other prescribed time period), a Fund either disposes of assets in order to satisfy the asset diversification test, or otherwise satisfies the asset diversification test. However, in this case, a tax is imposed on a Fund, at the current rate of 35%, on the net income generated by the assets that caused the Fund to fail the asset diversification test during the period for which the asset diversification test was not met. However, in all events, such tax will not be less than $50,000.

Each Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Net capital losses incurred in taxable years of a Fund beginning before July 1, 2011 generally may be carried forward to offset any capital gains for eight years, after which any undeducted net capital loss remaining is lost as a deduction. As of June 30, 2013, for federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains, if any, in the following amounts:

Expiration Date	Value Fund	Strategic Income Fund	Dividend Growth Fund
No expiration – short term	$1,222,799	$3,439,170	$0
No expiration – long term	$0	$5,007,249	$0
June 30, 2016	$0	$1,678,970	$0
June 30, 2017	$0	$7,045,965	$0
June 30, 2018	$9,918,196	$24,109,306	$2,417,759
June 30, 2019	$0	$2,678,326	$0

Net capital losses, if any, incurred by a Fund in taxable years beginning on or after July 1, 2011 will have an indefinite carryover period pursuant to the provisions of the Modernization Act and are required to be utilized prior to losses incurred by a Fund in taxable years beginning before July 1, 2011.

Each Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because each Fund annually must distribute (a) ninety-eight percent (98%) of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) ninety percent (90%) of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from each Fund’s cash assets, if any, or from the sales of portfolio securities, if necessary. A Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund’s investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses a Fund realizes in connection with the hedge. Each Fund’s income from options, futures, and forward contracts, if any, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

The portion of the dividends each Fund pays (other than capital gain dividends and dividends attributable to dividends the Fund receives from any REIT in which such Fund invests) that do not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

If you are a non-retirement plan holder, a Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, each Fund’s distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

If shares of a Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of a Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be a long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

The foregoing is only a summary of some of the important federal income tax considerations affecting a Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of each Fund’s investments. The custodian acts as the Funds’ depository, safekeeps each Fund’s portfolio securities, collects all income and other payments with respect thereto, disburses funds at each Fund’s request and maintains records in connection with its duties. A Trustee of the Trust is a member of the custodian’s management. The custodian’s parent company, Huntington Bancshares, Inc., is also the parent company of Huntington Asset Services, Inc. (“Huntington”), the Trust’s transfer agent, fund accountant and administrator, and of Unified Financial Securities, Inc. the distributor of various series of the Trust.

For its custodial services, the custodian receives a monthly fee from each Fund based on the market value of assets under custody. The monthly fee is equal to an annual rate of 0.0125% of the first $75 million of market value; 0.0100% of the next $75 million of market value; and 0.0075% of market value in excess of $150 million. The custodian also receives various transaction-based fees. Custodial fees are subject to a $250 monthly minimum fee per Fund account.

FUND SERVICES

Huntington, 2960 North Meridian Street, Suite 300, Indianapolis, Indiana 46208, acts as the Funds’ transfer agent. Huntington operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the custodian and of the distributor of various series of the Trust. Certain officers of the Trust are members of management and/or employees of Huntington. Huntington maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.

In addition, Huntington provides the Funds with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. Huntington also provides the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities.

For its services as transfer agent, fund accounting agent, and administrator, Huntington receives a monthly fee equaling $300,000 annually for a maximum of three portfolios and one share class each (subject to agreed upon waivers by Huntington during the term). Additional funds and classes will be charged per fund/class based on the fee schedule.

The following tables set forth the amounts paid by each Fund to Huntington for its transfer agency, fund accounting and fund administration services for the fiscal periods indicated. The amounts given include reimbursement for various out-of-pocket expenses, and may include amounts paid to various third parties as compensation for sub-transfer agency services.

Value Fund	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2013
Transfer Agent Fees	$87,224	$70,963	$58,107
Fund Accounting Fees	$57,304	$58,103	$50,846
Administrative Fees	$60,389	$58,121	$50,407

Strategic Income Fund	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2013
Transfer Agent Fees	$52,223	$27,117	$11,731
Fund Accounting Fees	$55,101	$40,692	$19,822
Administrative Fees	$41,819	$18,985	$4,433

Dividend Growth Fund	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2013
Transfer Agent Fees	$14,864	$23,076	$46,107
Fund Accounting Fees	$9,994	$21,989	$48,973
Administrative Fees	$19,676	$26,776	$45,728

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Cohen Fund Audit Services, Ltd. (“Cohen”), 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, has been selected as the Independent Registered Public Accounting Firm for the Funds for the fiscal year ending June 30, 2014. Cohen performs an annual audit of each Fund’s financial statements and provides financial, tax and accounting services as requested.

DISTRIBUTOR

Foreside Distribution Services, L.P., (the “Distributor”) is the distributor (also known as principal underwriter) of the shares of the Funds and is located at Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Under a Distribution Agreement with the Trust dated July 1, 2008, the Distributor acts as agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Funds. With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Funds and/or the Advisor, rather than the Distributor, typically enter into such agreements. These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

Investors who purchase shares through financial intermediaries will be subject to the procedures of those intermediaries through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial intermediary through which they purchase shares. Investors purchasing shares of Funds through financial intermediaries should acquaint themselves with their financial intermediary’s procedures and should read the Prospectus in conjunction with any materials and information provided by their financial intermediary. The financial intermediary, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the intermediary. The Distributor does not receive compensation from the Funds for its distribution services. The Advisor pays the Distributor a fee for certain distribution-related services.

PROXY VOTING POLICIES

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Funds to the Funds’ Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Advisor may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders, and those of the Advisor or an affiliated person of the Advisor. In such a case, the Trust’s policy requires that the Advisor abstain from making a voting decision and forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision. When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the applicable Fund’s vote will be cast.

The Advisor’s policies and procedures state that the Advisor generally relies on the individual portfolio manager(s) to make the final decision on how to cast proxy votes. When exercising its voting responsibilities, the Advisor’s policies call for an emphasis on (i) accountability of management of the company to its board, and of the board to the company’s shareholders, (ii) alignment of management and shareholder interests and (iii) transparency through timely disclosure of important information about a company’s operations and financial performance. While no set of proxy voting guidelines can anticipate all situations that may arise, the Advisor has adopted guidelines describing the Advisor’s general philosophy when proposals involve certain matters. The following is a summary of those guidelines:

•

Electing a board of directors – a board should be composed primarily of independent directors, and key board committees should be entirely independent. The Advisor generally supports efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time;

•	approving independent auditors – the relationship between a company and its auditors should be limited primarily to the audit engagement;

•

providing equity-based compensation plans – appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value. Conversely, the Advisor is opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features;

•

corporate voting structure – shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company’s by-laws by a simple majority vote. The Advisor opposes super-majority requirements and generally supports the ability of shareholders to cumulate their votes for the election of directors; and

•

shareholder rights plans – shareholder rights plans, also known as poison pills, may tend to entrench current management, which the Advisor generally considers to have a negative impact on shareholder value.

You may obtain a copy of the Trust’s and the Advisor’s proxy voting policy by calling Shareholder Services at (800) 934-5550 or by writing to Huntington Asset Services, Inc., the Funds’ transfer agent, at 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208, Attn: Unified Series Trust Chief Compliance Officer. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy of the policies from Fund documents filed with the SEC, which are available on the SEC’s web site at www.sec.gov. A copy of the votes cast by each Fund with respect to portfolio securities during the most recent 12-month period ended June 30th is filed by the Fund with the SEC on Form N-PX. Each Fund’s proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC’s web site.

FINANCIAL STATEMENTS

The financial statements of each Fund and the report of the independent registered public accounting firm required to be included in this SAI are incorporated herein by reference to the Funds’ Annual Report to Shareholders for the year ended June 30, 2013. The Annual Report may be obtained, without charge, by calling Shareholder Services at (800) 934-5550.

PART C. OTHER INFORMATION

Item 28.	Exhibits

(a)	Articles of Incorporation

	1.	Agreement and Declaration of Trust as filed with the State of Ohio on October 17, 2002 – Filed with Registrant’s initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

	2.	First Amendment to Agreement and Declaration of Trust, as filed with the State of Ohio on September 15, 2005 – Filed with Registrant’s registration statement on Form N-1A dated March 31, 2006 and incorporated herein by reference.

	3.	Amendment No. 2 to Agreement and Declaration of Trust, as filed with the State of Ohio on May 17, 2006 – Filed with Registrant’s registration statement on Form N-1A dated July 24, 2006 and incorporated herein by reference.

	4.	Amendment No. 3 to Agreement and Declaration of Trust, as filed with the State of Ohio on September 1, 2006 – Filed with Registrant’s registration statement on Form N-1A dated September 19, 2006 and incorporated herein by reference.

	5.	Amendments No. 4 and 6 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A on July 5, 2007 and incorporated herein by reference.

	6.	Amendment No. 5 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A dated August 1, 2007 and incorporated herein by reference.

	7.	Amendment No. 7 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A dated August 31, 2007 and incorporated herein by reference.

	8.	Amendment No. 8 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A dated December 17, 2007 and incorporated herein by reference.

	9.	Amendment No. 9 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2008 and incorporated herein by reference.

	10.	Amendment No. 10 to Agreement and Declaration of Trust as filed with the State of Ohio on November 12, 2008– Filed with Registrant’s registration statement on Form N-1A dated November 28, 2008 and incorporated herein by reference.

	11.	Amendment No. 11 to Agreement and Declaration of Trust as filed with the State of Ohio on February 13, 2009 – Filed with Registrant’s registration statement on Form N-1A dated March 2, 2009 and incorporated herein by reference.

	12.	Amendment No. 12 to Agreement and Declaration of Trust as filed with the State of Ohio on August 11, 2009 – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2009 and incorporated herein by reference.

	13.	Amendment No. 13 to Agreement and Declaration of Trust as filed with the State of Ohio on October 20, 2010 – Filed with Registrant’s registration statement on Form N-1A dated November 5, 2010 and incorporated herein by reference.

	14.	Amendment No. 14 to Agreement and Declaration of Trust as filed with the State of Ohio on November 23, 2010 – Filed with Registrant’s registration statement on Form N-1A dated November 29, 2010 and incorporated herein by reference.

	15.	Amendment No. 15 to Agreement and Declaration of Trust as filed with the State of Ohio on April 5, 2011 – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2011 and incorporated herein by reference.

	16.	Amendment No. 16 to Agreement and Declaration of Trust as filed with the State of Ohio on August 23, 2011 – Filed with Registrant’s registration statement on Form N-1A dated August 24, 2011 and incorporated herein by reference.

	17.	Amendment No. 17 to Agreement and Declaration of Trust as filed with the State of Ohio on November 17, 2011 – Filed with Registrant’s registration statement on Form N-1A dated November 28, 2011 and incorporated herein by reference.

	18.	Amendment No. 18 to Agreement and Declaration of Trust as filed with the State of Ohio on August 28, 2012 – Filed with Registrant’s registration statement on Form N-1A dated September 17, 2012 and incorporated herein by reference.

(b)	By-laws adopted as of October 17, 2002 – Filed with Registrant’s initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders – None.

(d)	Investment Advisory Contracts:

1.

(a)     Copy of Registrant’s Amended and Restated Management Agreement with Crawford Investment Counsel, Inc. with regard to the Crawford Dividend Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated May 2, 2011 and incorporated herein by reference.

(b)     Copy of Registrant’s Side Letter Agreement with Crawford Investment Counsel, Inc. regarding fee waiver and expense reimbursement with respect to the Crawford Dividend Growth Fund for the period ended April 30, 2014 – Filed with Registrant’s registration statement on Form N-1A dated August 3, 2012 and incorporated herein by reference.

2.	Copy of Registrant’s Amended and Restated Management Agreement with IMS Capital Management, Inc. with regard to the IMS Capital Value Fund – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2007, and incorporated herein by reference.

3.

(a)     Copy of Registrant’s Management Agreement with IMS Capital Management, Inc. with regard to the IMS Dividend Growth Fund (formerly known as the Strategic Allocation Fund) approved June 6, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(b)     Copy of Registrant’s Side Letter Agreement with IMS Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the IMS Dividend Growth Fund for the period ending October 31, 2014 – Filed herewith.

4.

(a)     Copy of Registrant’s Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Income Fund approved June 6, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(b)     Copy of Registrant’s Side Letter Agreement with IMS Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the IMS Strategic Income Fund for the period ending October 31, 2014 – Filed herewith.

5.

(a)     Copy of Registrant’s Management Agreement with Financial Counselors, Inc. with regard to the FCI Value Equity Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

(b)     Copy of Side Letter Agreement with Financial Counselors, Inc. regarding fee waiver and expense reimbursement with respect to the FCI Value Equity Fund for the period ending January 31, 2014 – Filed with Registrant’s registration statement on Form N-1A dated January 28, 2013 and incorporated herein by reference.

6.

(a)     Copy of Registrant’s Management Agreement with Financial Counselors, Inc. with regard to the FCI Bond Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

(b)     Copy of Side Letter Agreement with Financial Counselors, Inc. regarding fee waiver and expense reimbursement with respect to the FCI Bond Fund for the period ending January 31, 2014 – Filed with Registrant’s registration statement on Form N-1A dated January 28, 2013 and incorporated herein by reference.

7.	Copy of Registrant’s Amended and Restated Management Agreement with The Roosevelt Investment Group with respect to the Roosevelt Multi-Cap Fund, approved August 13, 2012 – Filed with Registrant’s registration statement on Form N-1A dated October 15, 2012 and incorporated herein by reference.

8.

(a)     Copy of Registrant’s Amended Management Agreement with Toreador Research & Trading LLC with regard to Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated August 31, 2009 and incorporated herein by reference.

(b)     Amendment to Management Agreement with Toreador Research & Trading LLC with regard to Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated August 31, 2012 and incorporated herein by reference.

(c)     Copy of Side Letter Agreement with Toreador Research & Trading LLC regarding fee waiver and expense reimbursement with respect to the Toreador Core Fund for the period ending August 31, 2014 – Filed with Registrant’s registration statement on Form N-1A dated August 27, 2013 and incorporated herein by reference.

9.	Copy of Registrant’s Amended and Restated Management Agreement with Iron Financial, LLC dated November 10, 2008 with regard to the Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated January 28, 2009 and incorporated herein by reference.

10.

(a)     Copy of Registrant’s Management Agreement with Leeb Capital Management, Inc. with regard to Leeb Focus Fund – Filed with Registrant’s registration statement on Form N-1A dated November 30, 2006 and incorporated herein by reference.

(b)     Copy of Side Letter Agreement with Leeb Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Leeb Focus Fund for the period ended June 30, 2014– Filed with Registrant’s registration statement on Form N-1A dated April 1, 2013 and incorporated herein by reference.

11.

(a)     Copy of Registrant’s Management Agreement with Pekin Singer Strauss Asset Management, Inc. with regard to Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated March 9, 2012 and incorporated herein by reference.

(b)     Copy of Side Letter Agreement with Pekin Singer Strauss Asset Management, Inc. regarding fee waiver and expense reimbursement with respect to the Appleseed Fund for period ending January 31, 2014 – Filed with Registrant’s registration statement on Form N-1A dated January 28, 2013 and incorporated herein by reference.

12.

(a)     Copy of Registrant’s Management Agreement with Symons Capital Management, Inc. with regard to the Symons Value Institutional Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2006 and incorporated herein by reference.

(b)     Copy of Side Letter Agreement with Symons Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Symons Value Institutional Fund for the period ended March 31, 2016 – Filed with Registrant’s registration statement on Form N-1A dated July 30, 2013 and incorporated herein by reference.

13.

(a)     Copy of Registrant’s Management Agreement with Dean Investment Associates, LLC with regard to the Dean Mid Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated July 30, 2012 and incorporated herein by reference.

(b)     Copy of Side Letter Agreement with Dean Investment Associates, LLC regarding fee waiver and expense reimbursement with respect to the Dean Mid Cap Value Fund for the period ended July 31, 2014 – Filed with Registrant’s registration statement on Form N-1A dated July 30, 2013 and incorporated herein by reference.

14.

(a)     Copy of Registrant’s Management Agreement with Dean Investment Associates, LLC with regard to the Dean Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated July 30, 2012 and incorporated herein by reference.

(b)     Copy of Side Letter Agreement with Dean Investment Associates, LLC regarding fee waiver and expense reimbursement with respect to the Dean Small Cap Value Fund for the period ended July 31, 2014 – Filed with Registrant’s registration statement on Form N-1A dated July 30, 2013 and incorporated herein by reference.

15.	Copy of Subadvisory Agreement between Dean Investment Associates, LLC and Dean Capital Management, LLC with regard to the Dean Mid Cap Value Fund and Dean Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated July 30, 2012 and incorporated herein by reference.

16.

(a)     Copy of Registrant’s Management Agreement with SB-Auer Funds, LLC with regard to the Auer Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

(b)     Copy of Side Letter Agreement with SB-Auer Funds, LLC regarding fee waiver and expense reimbursement with respect to the Auer Growth Fund for the period ending March 31, 2014 – Filed with Registrant’s registration statement on Form N-1A dated April 1, 2013 and incorporated herein by reference.

17.

(a)     Copy of Registrant’s Management Agreement with Symons Capital Management, Inc. with regard to the Symons Small Cap Institutional Fund – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2008 and incorporated herein by reference.

(b)     Copy of Side Letter Agreement with Symons Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Symons Small Cap Institutional Fund for the period ended March 31, 2016 – Filed with Registrant’s registration statement on Form N-1A dated July 29, 2011 and incorporated herein by reference.

18.

(a)     Copy of Registrant’s Management Agreement with 1492 Capital Management, LLC with regard to the 1492 Small Cap Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2011 and incorporated herein by reference.

(b)     Copy of Side Letter Agreement with 1492 Capital Management, LLC regarding fee waiver and expense reimbursement with respect to the 1492 Small Cap Growth Fund for the period ended March 31, 2014 – Filed with Registrant’s registration statement on Form N-1A dated April 1, 2013 and incorporated herein by reference.

19.

(a)     Copy of Registrant’s Management Agreement with Martin Capital Management, LLC with regard to the Martin Focused Value Fund – Filed with Registrant’s registration statement on Form N-1A dated February 8, 2012 and incorporated herein by reference.

(b)     Copy of Side Letter Agreement with Martin Capital Management, LLC regarding fee waiver and expense reimbursement with respect to the Martin Focused Value Fund for the period ending June 30, 2015 – Filed with Registrant’s registration statement on Form N-1A dated February 8, 2012 and incorporated herein by reference.

20.

(a)     Copy of Registrant’s Management Agreement with Crawford Investment Counsel, Inc. with regard to the Crawford Dividend Opportunity Fund – Filed with Registrant’s registration statement on Form N-1A dated September 17, 2012 and incorporated herein by reference.

(b)     Copy of Side Letter Agreement with Crawford Investment Counsel, Inc. regarding fee waiver and expense reimbursement with respect to the Crawford Dividend Opportunity Fund for the period ending April 30, 2014 – Filed with Registrant’s registration statement on Form N-1A dated September 17, 2012 and incorporated herein by reference.

(e)	Underwriting Contracts.

	1.	Copy of Registrant’s Distribution Agreement with Unified Financial Securities, Inc., dated December 18, 2002, as amended December 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated December 30, 2004 and incorporated herein by reference.

	2.	Copy of Registrant’s amended and restated Distribution Agreement with Unified Financial Securities, Inc., dated January 17, 2007 – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2008 and incorporated herein by reference.

	3.	Copy of Distribution Agreement among Registrant, Crawford Investment Counsel, Inc. and Unified Financial Securities, Inc., approved December 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

	4.	Copy of Distribution Agreement among Registrant, IMS Capital Management, Inc. and Foreside Distribution Services, L.P., dated July 1, 2008 – Filed with Registrant’s registration statement on Form N-1A dated April 30, 2009 and incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – None.

(g)	Custodian Agreements.

	1.	Copy of Registrant’s Custodian Agreement with Huntington National Bank, dated December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

2.

(a)     Copy of Registrant’s Custodian Agreement with U.S. Bank, N.A., dated September 23, 2005 – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

(b)     Amendment to Custodial Agreement between U.S. Bank, N.A. and Registrant, dated December 2005 – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(h)	Other Material Contracts.

	1.	Amended Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc. – Filed with Registrant’s registration statement on Form N-1A dated December 1, 2005 and incorporated herein by reference.

	2.	Amendment to Amended Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc., effective as of October 1, 2007 – Filed with Registrant’s registration statement on Form N-1A dated October 30, 2007 and incorporated herein by reference.

	3.	Registrant’s Investor Class Administration Plan for the Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated December 5, 2008 and incorporated herein by reference.

	4.	Registrant’s Revised Retail Class Administrative Services Plan for the Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated August 31, 2012 and incorporated herein by reference.

	5.	Registrant’s Investor Class Administrative Services Plan for the Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated January 28, 2011 and incorporated herein by reference.

	6.	Registrant’s Retail Class Administrative Services Plan for the Martin Focused Value Fund – Filed with Registrant’s registration statement on Form N-1A dated April 12, 2012 and incorporated herein by reference.

	7.	Revolving Credit Agreement between the Registrant and The Huntington National Bank – Filed with Registrant’s registration statement on Form N-1A dated April 1, 2013 and incorporated herein by reference.

(i)	Legal Opinion and Consent – Legal opinion was filed with Registrant’s registration statement on Form N-1A dated September 17, 2012 and is incorporated herein by reference. The consent of Thompson Hine LLP is filed herewith.

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm – Filed herewith.

(k)	Omitted Financial Statements – None.

(l)	Initial Capital Agreements. Copy of Letter of Investment Intent from Unified Fund Services, Inc., dated December 30, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(m)	Rule 12b-1 Plan.

	1.	Copy of Revised Rule 12b-1 Distribution Plan for Crawford Dividend Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated May 2, 2011 and incorporated herein by reference.

	2.	Copy of Revised Rule 12b-1 Distribution Plan for the Roosevelt Multi-Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated August 24, 2011 and incorporated herein by reference.

	3.	Copy of Rule 12b-1 Distribution Plan for FCI Value Equity Fund and FCI Bond Fund – Filed with Registrant’s registration statement on Form N-1A dated August 30, 2005 and incorporated herein by reference.

	4.	Copy of Rule 12b-1 Distribution Plan with respect to the Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

	5.	Copy of Rule 12b-1 Distribution Plan with respect to the Auer Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

	6.	Copy of Rule 12b-1 Distribution Plan with respect to the Investor Class Shares of the Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated December 5, 2008 and incorporated herein by reference.

	7.	Copy of Rule 12b-1 Distribution Plan with respect to the Retail Class Shares of the Martin Focused Value Fund – Filed with Registrant’s registration statement on Form N-1A dated April 12, 2012 and incorporated herein by reference.

(n)	Rule 18f-3 Plan.

	1.	Copy of Amended and Restated Rule 18f-3 Plan for Crawford Dividend Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated October 14, 2011 and incorporated herein by reference.

	2.	Copy of Rule 18f-3 Plan for Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated December 5, 2008 and incorporated herein by reference.

	3.	Copy of Revised Rule 18f-3 Plan for the Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated August 31, 2012 and incorporated herein by reference.

	4.	Copy of Rule 18f-3 Plan for the Appleseed Fund –Filed with Registrant’s registration statement on Form N-1A dated January 28, 2011 and incorporated herein by reference.

	5.	Copy of Rule 18f-3 Plan for the Martin Focused Value Fund – Filed with Registrant’s registration statement on Form N-1A dated April 12, 2012 and incorporated herein by reference.

	6.	Copy of Rule 18f-3 Plan for the Roosevelt Multi-Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated October 15, 2012 and incorporated herein by reference.

(o)	Reserved.

(p)	Codes of Ethics.

	1.	Registrant’s Amended Code of Ethics – Filed with Registrant’s registration statement on Form N-1A on June 20, 2007 and incorporated herein by reference.

	2.	Code of Ethics for Senior Executive Officers – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

	3.	Code of Ethics adopted by Unified Financial Securities, Inc., as distributor to Registrant – Filed with Registrant’s registration statement on Form N-1A on July 3, 2008 and incorporated herein by reference.

(q)	1.	Registrant’s Revised Proxy Voting Policy – Filed with Registrant’s registration statement on Form N-1A dated July 1, 2011 and incorporated herein by reference.

	2.	Proxy Voting Policy and Procedures adopted by Crawford Investment Counsel, Inc. – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

	3.	Proxy Voting Policy and Procedures adopted by IMS Capital Management, Inc. with regard to each of the IMS Funds – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

	4.	Proxy Voting Policy and Procedures adopted by Financial Counselors, Inc. with regard to each of the FCI Funds – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

5.	Proxy Voting Policy and Procedures adopted by with Toreador Research & Trading LLC as advisor to Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

6.	Proxy Voting Policy and Procedures adopted by Leeb Capital Management, Inc. as advisor to Leeb Focus Fund – Filed with Registrant’s registration statement on Form N-1A dated September 19, 2006 and incorporated herein by reference.

7.	Proxy Voting Policy and Procedures adopted by Pekin Singer Strauss Asset Management, Inc. as advisor to Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

8.	Updated Proxy Voting Policy and Procedures adopted by Symons Capital Management, Inc. as advisor to Symons Institutional Funds– Filed with Registrant’s registration statement on Form N-1A dated April 1, 2008 and incorporated herein by reference.

9.	Proxy Voting Policy and Procedures adopted by Dean Investment Associates, LLC as advisor to the Dean Funds – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

10.	Proxy Voting Guidelines used with respect to Roosevelt Multi-Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated April 11, 2008 and incorporated herein by reference.

11.	Proxy Voting Policy and Procedures adopted by SBAuer Funds, LLC as adviser to the Auer Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

12.	Proxy Voting Policy and Procedures adopted by 1492 Capital Management, LLC as advisor to the 1492 Small Cap Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2011 and incorporated herein by reference.

13.	Proxy Voting Policy and Procedures adopted by Martin Capital Management, LLC as advisor to the Martin Focused Value Fund – Filed with Registrant’s registration statement on Form N-1A dated April 12, 2012 and incorporated herein by reference.

Item 29.	Persons Controlled by or Under Common Control with Registrant

The controlling shareholder of each of the FCI Bond Fund and FCI Value Equity Fund (together, the FCI Funds”), Midtrusco, is under common control with the FCI Funds’ investment adviser, Financial Counselors, Inc. Financial Counselors, Inc. is owned 100% by FCI Holding Corporation, a Delaware corporation.

Dean Investment Associates, LLC may be deemed to be under common control with each of the Dean Funds because various persons that own Dean Wealth Management LLP, a controlling shareholder of the Dean Funds, also indirectly own more than 75% of Dean Investment Associates, LLC.

Item 30.	Indemnification

Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Item 31.	Business and Other Connections of the Investment Advisers

1.	Crawford Investment Counsel, Inc. (“Crawford”) serves as the investment adviser for the Crawford Dividend Growth Fund and the Crawford Dividend Opportunity Fund, each a series of the Trust. John H. Crawford III serves as President and Chief Investment Officer of Crawford. Further information about Crawford can be obtained from the Form ADV Part I available on the IAPD.

2.	Dean Investment Associates, LLC (“Dean”), serves as investment advisor to the Dean Funds. Stephen M. Miller serves as President and Chief Operating Officer of Dean, and each of Mark E. Schutter, Ronald A. Best and Debra E. Rindler are executive officers. Further information about Dean can be obtained from its Form ADV Part I available on the IAPD.

3.	Dean Capital Management, LLC (“DCM”), serves as sub-advisor to the Dean Funds. Douglas Leach is an executive officer. Further information about DCM can be obtained from its Form ADV Part I available on the IAPD.

4.	Financial Counselors, Inc. (“FCI”) serves as the investment adviser to the FCI Value Equity Fund and FCI Bond Fund, each a series of the Trust. Mr. Robert T. Hunter serves as President and Chief Executive Officer of FCI. Further information about FCI can be obtained from the Form ADV Part I available on the IAPD.

5.	IMS Capital Management, Inc.(“IMS”) serves as the investment adviser to the IMS Capital Value Fund, IMS Dividend Growth Fund and IMS Strategic Income Fund, each a series of the Trust. Mr. Carl W. Marker serves as Chairman and President of IMS. Further information about IMS can be obtained from the Form ADV Part I available on the IAPD.

6.	Iron Financial, LLC serves as investment advisor to the Iron Strategic Income Fund. Mr. Aaron Izenstark is the President and Mr. Richard Lakin is the Chief Compliance Officer of Iron Financial. Further information about Iron Financial can be obtained from its Form ADV Part I available on the IAPD.

7.	Leeb Capital Management, Inc. (“Leeb”) serves as investment advisor to the Leeb Focus Fund. Steven L. Leeb is the Chief Executive Officer, and Patrick DeSouza and Donna A. Leeb are executive officers. Further information about Leeb can be obtained from its Form ADV Part I available on the IAPD.

8.	Pekin Singer Strauss Asset Management, Inc. (“Pekin”) serves as investment advisor to the Appleseed Fund. Mr. Ronald L. Strauss is the President of Pekin; Richard A. Singer, Brandon Hardy, Alan L. Zable, William A. Pekin, Adam Strauss, Joshua Strauss, and William Schmidle all are executive officers. Further information about Pekin can be obtained from its Form ADV Part I available on the IAPD.

9.	Symons Capital Management, Inc. (“Symons”) serves as the investment advisor for the Symons Value Institutional Fund and Symons Small Cap Institutional Fund, each a series of the Trust. Edward L. Symons, Jr. is the Chairman and Founder, and Colin E. Symons, CFA, is the Chief Investment Officer. Christopher Rickard, Vickilynn Ellis, Richard F. Foran and Michael P. Czajka each are executive officers of Symons. Further information about Symons can be obtained from the Form ADV Part I available on the IAPD.

10.	The Roosevelt Investment Group (“Roosevelt”) serves as investment advisor to the Roosevelt Multi-Cap Fund. Mr. Arthur Sheer serves as the Chief Executive Officer of Roosevelt. David Sheer and Steven Weiss are executive officers. Further information about Roosevelt can be obtained from its Form ADV Part I available on the IAPD.

11.	Toreador Research & Trading LLC (“Toreador”) serves as investment advisor to Toreador Large Cap Fund. Mr. Paul Blinn and Dan Obrycki are executive officers of Toreador. Further information about Toreador can be obtained from its Form ADV Part I available on the IAPD.

12.	SBAuer Funds, LLC (“SBA”) serves as investment adviser to the Auer Growth Fund. Mr. David Gilreath and Mr. Ronald Brock are executive officers of SBA and members of Sheaff Brock Investment Advisors, LLC. Further information about SBA and Sheaff Brock can be obtained from their respective Forms ADV Part I available on the IAPD

13.	1492 Capital Management, LLC (“1492”) serves as adviser to the 1492 Small Cap Growth Fund. Timothy T. Stracka and Joseph A. Frohna are the Managing Members of 1492. Further information about 1492 can be obtained from its Form ADV Part I available on the IAPD.

14.	Martin Capital Management, LLC (“Martin”) serves as adviser to the Martin Focused Value Fund. Frank K. Martin is the sole Member of Martin. Further information about Martin can be obtained from its Form ADV Part I available on the IAPD.

Item 32.	(a) Unified Financial Securities, Inc. is the principal underwriter for all series of the Trust, with the exception of the IMS Capital Value Fund, the IMS Strategic Income Fund, and the IMS Dividend Growth Fund. Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: American Pension Investors Trust, The Appleton Funds, Bruce Fund, H C Capital Trust, Huntington Funds, and Valued Advisers Trust.

  Foreside Distribution Services, L.P. serves as principal underwriter for the IMS Capital Value Fund, the IMS Strategic Income Fund, and the IMS Dividend Growth Fund. Foreside Distribution Services, L.P. also services as a principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: HSBC Advisor Funds Trust, HSBC Funds, Leader Funds, Series of Northern Lights Fund Trust, and Miles Funds, Inc.

(b)	The directors and officers of Unified Financial Securities, Inc. are as follows:

Name	Title	Position with Trust
Daniel B. Benhase*	Director	None
Paula G. Jurcenko*	President	None
John C. Swhear**	Chief Compliance Officer	President
Edward J. Kane*	Vice President	None
A. Dawn Story*	Vice President	None
Varanont O. Ruchira**	Vice President	None
Karyn E. Cunningham**	Controller	None
Richard A. Cheap*	Secretary	None
Larry D. Case*	Assistant Secretary	None

*	The principal business address of these individuals is 41 S. High St. Columbus, OH 43215.
**	The principal business address of these individuals is 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208.

The officers of Foreside Distribution Services, L.P. are as follows*:

Name	Title	Position with Trust
Mark A. Fairbanks	President	None
Richard J. Berthy	Vice President and Treasurer	None
Jennifer E. Hoopes	Secretary	None
Nanette K. Chern	Vice President and Chief Compliance Officer	None
Lisa S. Clifford	Vice President and Managing Director of Compliance	None
Nishant Bhatnagar	Assistant Secretary	None

*	The principal business address of these individuals is Three Canal Plaza, Suite 100, Portland, ME 04101.

(c)	Not applicable.

Item 33.	Location of Accounts and Records

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

Will maintain physical possession of the accounts, books, and other documents required to be maintained by

Rule 31a-(b)(1), 31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

Huntington National Bank

41 South High Street

Columbus, Ohio 43215

U.S. Bank, National Association

425 Walnut Street

Cincinnati, Ohio 45202

Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3) for each separate series for which the entity acts as custodian.

Unified Financial Securities, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

Foreside Distribution Services, L.P.

Three Canal Plaza, Suite 100

Portland, ME 04101

Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d) for each separate series for which the entity acts as principal underwriter.

Crawford Investment Counsel, Inc.

600 Galleria Parkway NW

Suite 1650

Atlanta, GA 30339

Dean Investment Associates, LLC

3500 Pentagon Blvd., Suite 200

Beavercreek, OH 45431

Dean Capital Management, LLC

7450 West 130th Street, Suite 150

Overland Park, KS 66213

Financial Counselors, Inc.

442 West 47th Street

Kansas City, Missouri 63112

IMS Capital Management, Inc.

8995 S.E. Otty Road

Portland, Oregon 97266

Iron Financial, LLC

630 Dundee Rd.

Suite 200

Northbrook, IL 60062

Leeb Capital Management, Inc.

500 Fifth Avenue, 57th Floor

New York, NY 10110

Pekin Singer Strauss Asset Management, Inc.

21 S. Clark Street, Suite 3325

Chicago, IL 60603

Symons Capital Management, Inc.

650 Washington Road, Suite 800

Pittsburgh, Pennsylvania 15228

The Roosevelt Investment Group

317 Madison Ave., Suite 1004

New York, New York 10017

Toreador Research & Trading LLC

7493 North Ingram

Suite 104

Fresno, California 93711

1492 Capital Management, LLC

309 North Water Street, Suite 505

Milwaukee, WI 53202

Martin Capital Management, LLC

300 NIBCO Parkway, Suite 301

Elkhart, IN 46516

Each advisor (or sub-advisor) will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f) at the address listed above for each separate series of the Trust that the advisor manages.

Item 34.	Management Services

None.

Item 35.	Undertakings

Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to trustees, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has duly caused this Post-Effective Amendment No. 287 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and the State of Indiana on October 28, 2013.

UNIFIED SERIES TRUST

By:	/s/ John C. Swhear*
John C. Swhear, Interim President

Attest:

By:	/s/ Robert W. Silva*****
Robert W. Silva, Treasurer and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated by the consent of all of Registrant’s trustees.

Signature	Title	Date

/s/ John C. Swhear*	Interim President	October 28, 2013
John C. Swhear

/s/ Robert W. Silva*****	Treasurer and CFO	October 28, 2013
Robert W. Silva

/s/ Daniel Condon **	Trustee	October 28, 2013
Daniel Condon

/s/ Gary E. Hippenstiel **	Trustee	October 28, 2013
Gary E. Hippenstiel

/s/ Stephen Little **	Trustee	October 28, 2013
Stephen Little

/s/ Ronald Tritschler **	Trustee	October 28, 2013
Ronald Tritschler

/s/ Nancy V. Kelly ***	Trustee	October 28, 2013
Nancy V. Kelly

/s/ Kenneth Grant ****	Trustee	October 28, 2013
Kenneth Grant

*/**/***/****/*****	/s/ Carol Highsmith
Carol Highsmith, Attorney in Fact

*	Signed pursuant to a Power of Attorney dated October 7, 2013 and filed herewith.

**	Signed pursuant to a Power of Attorney dated May 21, 2007 and filed with Registrant’s registration statement on Form N-1A on June 21, 2007 and incorporated herein by reference.
***	Signed pursuant to a Power of Attorney dated December 12, 2007 and filed with Registrant’s registration statement on Form N-1A on December 17, 2007 and incorporated herein by reference.
****	Signed pursuant to a Power of Attorney dated June 19, 2008 and filed with Registrant’s registration statement on Form N-1A on July 3, 2008 and incorporated herein by reference.
*****	Signed pursuant to a Power of Attorney dated June 24, 2011 and filed with Registrant’s registration statement on Form N-1A on June 24, 2011 and incorporated herein by reference.

EXHIBIT INDEX

Exhibit Number		Description

EX.99.i		Consent of Legal Counsel

EX.99.j		Consent of Independent Registered Public Accounting Firm

EX.99.d	(i)	Side Letter Agreement with IMS Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the IMS Dividend Growth Fund

EX.99.d	(ii)	Side Letter Agreement with IMS Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the IMS Strategic Income Fund

EX.99.POA		Officer Power of Attorney – John C. Swhear